Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SVN
Entity Registrant Name	7 DAYS GROUP HOLDINGS LTD
Entity Central Index Key	0001434220
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	146,950,151

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Current assets:
Cash (includes cash of VIEs of RMB12,734 and RMB3,416(US$548) as of December 31, 2011 and 2012, respectively)	$ 60,803	378,809	$ 79,173	493,256
Pledged bank deposits	553	3,443		19,852
Accounts receivable (includes accounts receivable of VIEs of RMB950 and RMB951(US$153) as of December 31, 2011 and 2012, respectively)	2,731	17,015		7,881
Short-term investment				10,000
Prepaid rent	27,507	171,370		152,629
Other prepaid expenses and current assets (includes other prepaid expenses and current assets of VIEs of RMB18,290 and RMB11,448(US$1,838) as of December 31, 2011 and 2012, respectively)	12,471	77,695		52,550
Hotel supplies (includes hotel supplies of VIEs of RMB4,062 and RMB3,656(US$587) as of December 31, 2011 and 2012, respectively)	9,083	56,591		47,371
Deferred tax assets	4,209	26,222		19,842
Total current assets	117,357	731,145		803,381
Property and equipment, net (includes property and equipment of VIEs of RMB114,088 and RMB170,459(US$27,361) as of December 31, 2011 and 2012, respectively)	316,329	1,970,763		1,701,431
Rental deposits (includes rental deposits of VIEs of RMB5,445 and RMB4,042(US$649) as of December 31, 2011 and 2012, respectively)	14,578	90,824		69,861
Land use right	3,760	23,426		24,044
Intangible assets, net	4,209	26,221		30,426
Goodwill	9,798	61,041		61,041
Prepaid rent	11,410	71,088		73,419
Other non-current assets				500
Deferred tax assets	10,034	62,513		46,096
Total assets	487,475	3,037,021		2,810,199
Current liabilities:
Short-term bank loans	20,869	130,015		334,686
Accounts payable (includes accounts payable of VIEs without recourse to 7 Days Group of RMB48,297 and RMB36,516 (US$5,861) as of December 31, 2011 and 2012, respectively)	48,192	300,240		249,592
Bills payable	1,842	11,475		16,009
Accrued expenses and other payables (includes accrued expenses and other payables of VIEs without recourse to 7 Days Group of RMB5,834 and RMB4,756 (US$763) as of December 31, 2011 and 2012, respectively)	82,150	511,800		418,308
Amount due to related parties	417	2,601		333
Income taxes payable	4,112	25,617		25,509
Total current liabilities	157,582	981,748		1,044,437
Long-term bank loans	19,483	121,381
Borrowings from related parties	121	752		1,388
Accrued lease payments (includes accrued lease payments of VIEs without recourse to 7 Days Group of nil and RMB329 (US$53) as of December 31, 2011 and 2012, respectively)	41,167	256,472		206,113
Unfavorable lease contract liability	1,145	7,136		7,812
Refundable deposits	2,384	14,850		15,823
Deferred revenue				770
Deferred tax liabilities	1,208	7,527		4,565
Deferred rebate income	919	5,727		6,663
Income taxes payable	532	3,317		6,644
Total liabilities	224,541	1,398,910		1,294,215
Equity:
Ordinary shares: Par value: US$0.125 Authorized shares: 225,000,000; Issued and outstanding shares: 149,931,935 and 146,950,151 as of December 31, 2011 and 2012 respectively	22,683	141,317		141,080
Treasury stock, at cost nil and 3,283,002 shares as of December 31, 2011 and 2012, respectively	(10,776)	(67,137)
Additional paid-in capital	264,824	1,649,880		1,623,275
Accumulated other comprehensive income (loss)	(116)	(721)		330
Accumulated deficit	(10,001)	(62,303)		(238,348)
Total equity attributable to 7 Days Group Holdings Limited	266,614	1,661,036		1,526,337
Noncontrolling interests	(3,680)	(22,925)		(10,353)
Total equity	262,934	1,638,111		1,515,984
Commitments and contingencies
Total liabilities and equity	$ 487,475	3,037,021		2,810,199

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.125		$ 0.125
Ordinary shares, shares authorized	225,000,000	225,000,000	225,000,000	225,000,000
Ordinary shares, shares issued	146,950,151	146,950,151	149,931,935	149,931,935
Ordinary shares, shares outstanding	146,950,151	146,950,151	149,931,935	149,931,935
Treasury stock, shares	3,283,003	3,283,003
Statement [Line Items]
Cash	$ 60,803	378,809	$ 79,173	493,256
Accounts receivable	2,731	17,015		7,881
Other prepaid expenses and current assets	12,471	77,695		52,550
Hotel supplies	9,083	56,591		47,371
Property and equipment, net	316,329	1,970,763		1,701,431
Rental deposits	14,578	90,824		69,861
Accounts payable	48,192	300,240		249,592
Accrued expenses and other payables	82,150	511,800		418,308
Accrued lease payments	$ 41,167	256,472		206,113

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Revenues	$ 410,456	2,557,185	2,003,378	1,498,909
Operating costs and expenses:
Hotel operating costs	(326,400)	(2,033,508)	(1,593,260)	(1,182,927)
Sales and marketing expenses	(13,181)	(82,116)	(49,222)	(39,557)
General and administrative expenses	(32,306)	(201,271)	(209,786)	(122,371)
Total operating costs and expenses	(371,887)	(2,316,895)	(1,852,268)	(1,344,855)
Income from operations	38,569	240,290	151,110	154,054
Other income (expense):
Interest income	1,266	7,887	6,224	3,127
Interest expense	(3,444)	(21,459)	(7,212)	(2,082)
Equity in income (loss) of an affiliate	0	0	120	(18)
Income before income taxes	36,391	226,718	150,242	155,081
Income tax expense	(10,841)	(67,540)	(36,259)	(35,833)
Net income	25,550	159,178	113,983	119,248
Net loss (income) attributable to noncontrolling interests	2,707	16,867	14,903	(1,557)
Net income attributable to 7 Days Group Holdings Limited ordinary shareholders	28,257	176,045	128,886	117,691
Basic earnings per ordinary share	$ 190	1,180	0.86	0.79
Diluted earnings per ordinary share	$ 190	1,180	0.85	0.78
Net income	25,550	159,178	113,983	119,248
Other comprehensive loss
Foreign currency translation adjustment loss, net of nil tax	(169)	(1,051)	(15,319)	(15,047)
Comprehensive income	25,381	158,127	98,664	104,201
Less: comprehensive loss (income) attributable to noncontrolling interest	2,707	16,867	14,903	(1,557)
Comprehensive income attributable to 7 Days Group Holdings Limited ordinary shareholders	$ 28,088	174,994	113,567	102,644

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] CNY	Equity attributable to 7 Days Group Holdings Limited [Member] USD ($)	Equity attributable to 7 Days Group Holdings Limited [Member] CNY	Noncontrolling Interests [Member] USD ($)	Noncontrolling Interests [Member] CNY
Balance at Dec. 31, 2009		1,248,501		140,377				1,559,458		30,696		(484,925)		1,245,606		2,895
Balance, shares at Dec. 31, 2009		149,067,932		149,067,932
Net income		119,248										117,691		117,691		1,557
Foreign currency exchange translation adjustment, net of nil tax		(15,047)								(15,047)				(15,047)
Issuance costs		(1,353)						(1,353)						(1,353)
Ordinary shares issued in connection with:
Exercise of share options		6,287		480				5,807						6,287
Exercise of share options, shares				579,681
Increase related to prior year tax positions in respect of excess tax benefit
Acquisition of noncontrolling interest		(172)						(38)						(38)		(134)
Capital contributions to subsidiaries and VIEs from noncontrolling interest shareholders		2,326														2,326
Dividends paid by subsidiaries to noncontrolling interest shareholders		(2,005)														(2,005)
Share-based compensation		15,517						15,517						15,517
Balance at Dec. 31, 2010		1,373,302		140,857				1,579,391		15,649		(367,234)		1,368,663		4,639
Balance, shares at Dec. 31, 2010		149,647,613		149,647,613
Net income		113,983										128,886		128,886		(14,903)
Foreign currency exchange translation adjustment, net of nil tax		(15,319)								(15,319)				(15,319)
Ordinary shares issued in connection with:
Exercise of share options		3,359		223				3,136						3,359
Exercise of share options, shares				284,322
Increase related to prior year tax positions in respect of excess tax benefit
Acquisition of noncontrolling interest		(1,677)						(2,735)						(2,735)		1,058
Capital contributions to subsidiaries and VIEs from noncontrolling interest shareholders		2,200														2,200
Dividends paid by subsidiaries to noncontrolling interest shareholders		(3,347)														(3,347)
Share-based compensation		43,483						43,483						43,483
Balance at Dec. 31, 2011		1,515,984		141,080				1,623,275		330		(238,348)		1,526,337		(10,353)
Balance, shares at Dec. 31, 2011		149,931,935		149,931,935
Net income	25,550	159,178										176,045		176,045		(16,867)
Foreign currency exchange translation adjustment, net of nil tax		(1,051)								(1,051)				(1,051)
Repurchase of ordinary share		(67,137)				(67,137)								(67,137)
Repurchase of ordinary share, shares						(3,283,002)
Ordinary shares issued in connection with:
Exercise of share options		3,622		237				3,385						3,622
Exercise of share options, shares				301,218
Increase related to prior year tax positions in respect of excess tax benefit	505	3,147						3,147						3,147
Acquisition of noncontrolling interest		(600)						(7,054)						(7,054)		6,454
Capital contributions to subsidiaries and VIEs from noncontrolling interest shareholders	113	708														708
Dividends paid by subsidiaries to noncontrolling interest shareholders		(2,867)														(2,867)
Share-based compensation		27,127						27,127						27,127
Balance at Dec. 31, 2012	$ 262,934	1,638,111	$ 22,683	141,317	$ (10,776)	(67,137)	$ 264,824	1,649,880	$ (116)	(721)	$ (10,001)	(62,303)	$ 266,614	1,661,036	$ (3,680)	(22,925)
Balance, shares at Dec. 31, 2012	146,950,151		150,233,153

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY		Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 25,550		159,178			113,983			119,248
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	51,927		323,508			245,415			180,763
Land use right expense	99		618			618			51
Loss on disposal of property and equipment	111		691			13,781			7,549
Impairment losses of property and equipment	1,846		11,500			13,060			5,471
Write-off of leasehold improvements						1,916			3,898
Deferred income tax benefit	(3,184)		(19,835)			(25,421)			(12,459)
Share-based compensation expense	4,354		27,127			43,483			15,517
Equity in loss (income) of an affiliate	0		0			(120)			18
Provisions for doubtful accounts						5,700
Unrealized gain on foreign exchange	(12)		(77)			(13,214)			(6,373)
Changes in operating assets and liabilities, net of effect of acquisitions:
Pledged bank deposits	2,634		16,409			(15,134)			682
Accounts receivable	(1,466)		(9,134)			(965)			(2,248)
Prepaid rent	(3,719)		(23,170)			(74,129)			(85,643)
Other prepaid expenses and current assets	(3,420)		(21,306)			(11,877)			(14,589)
Hotel supplies	(1,480)		(9,220)			(5,915)			(14,470)
Rental deposits	(2,962)		(18,455)			(16,143)			(15,421)
Accounts payable	2,086		12,995			4,592			24,702
Bills payable	(1,291)		(8,040)			7,562			(6,342)
Accrued expenses and other payables	9,684		60,334			105,415			85,460
Amounts due to related parties	364		2,268			333			(162)
Income taxes payable	(517)		(3,219)			12,550			13,638
Accrued lease payments	8,560		53,331			55,044			38,929
Refundable deposits	(156)		(973)			(2,127)			(6,300)
Deferred revenue	3,034		18,904			(1,174)			(3,102)
Deferred rebate income	(150)		(936)			217			6,446
Net cash provided by operating activities	91,892		572,498			457,450			335,263
Cash flows from investing activities:
Purchases of property and equipment	(87,675)		(546,222)			(566,811)			(425,639)
Purchases of land use rights									(24,713)
Payment for acquisitions of subsidiaries, net of cash acquired						(121,306)
Proceeds from disposal of property and equipment						12,120
Advances made to an affiliate						(51)			(770)
Collection of advances made to an affiliate						1,398			523
Advances made to related parties		[1]		[1]		447	[1]		1,242	[1]
Collection of advances made to related parties		[1]		[1]		(447)	[1]		(1,242)	[1]
Purchase of short-term investment						(10,000)
Proceeds from redemption of short-term investment	1,605		10,000						293,613
Net cash used in investing activities	(86,070)		(536,222)			(684,650)			(156,986)
Cash flows from financing activities:
Issuance costs of ordinary shares upon IPO						(881)			(17,291)
Proceeds from exercise of employee share options	593		3,696			5,667			3,918
Payment for purchase of ordinary shares	(10,716)		(66,759)
Proceeds from bank loans	52,438		326,691			362,686
Repayment of bank loans	(65,806)		(409,981)			(28,000)			(110,000)
Proceeds from borrowings from related parties		[2]		[2]			[2]		3,222	[2]
Repayment of borrowings from related parties	(102)		(636)			(2,891)			(2,176)
Acquisition of noncontrolling interest	(96)		(600)			(1,677)			(172)
Capital contributions to subsidiaries and VIEs from noncontrolling interest shareholders	113		708			2,200			2,326
Dividends paid by subsidiaries to noncontrolling interests shareholders	(460)		(2,867)			(3,347)			(2,005)
Net cash provided by (used in) financing activities	(24,036)		(149,748)			333,757			(122,178)
Effect of foreign currency exchange rate changes on cash	(156)		(975)			(2,096)			(8,674)
Net increase (decrease) in cash	(18,370)		(114,447)			104,461			47,425
Cash at beginning of year	79,173		493,256			388,795			341,370
Cash at end of year	60,803		378,809		79,173	493,256			388,795
Supplemental disclosures of cash flows information:
Interest paid, net of capitalized interest	3,553		22,137			6,006			1,842
Income taxes paid	14,542		90,594			49,130			34,654
Non-cash investing and financing activities:
Accounts payable for purchases of property and equipment at end of year	43,478		270,872			175,542			177,545
Bills payable for purchases of property and equipment at end of year	$ 563		3,506						3,245

[1]	During 2010 and 2011, the Group paid salary on behalf of Guangzhou Haoai Information Technology Co.,Ltd, ("Haoai"), a subsidiary of Guangzhou Chujian Culture Media Co., Ltd. ("Chujian",formerly named Guangzhou Dian Xing Culture Communication Co.,Ltd) which is controlled by Zheng Nanyan. All the payments made on behalf of Chujian were repaid in full in the current year. As of December 31, 2012, no advance was made to related parties.
[2]	Borrowings from related parties in 2010 consisted of debt borrowed from the noncontrolling interest shareholders of the Group's subsidiaries by the respective subsidiaries. Details of the noncontrolling interest shareholders for such borrowings are listed out below: Beijing Impression Hotel Management Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing 7 Days Impression Hotel Management Co., Ltd. Zhuang Qineng and Zhuang Shishi are the noncontrolling interest shareholders of one of the Group's subsidiaries, Shenzhen 7 Days Baoda. As of December 31, 2010, 2011 and 2012, Zhuang Qineng and Zhuang Shishi, in aggregate, owned 35% of the equity interest in Shenzhen 7 Days Baoda. Qise Tiandi (Beijing) Consulting Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing Four Seasons Hotel Management Co., Ltd. Zhang Shuhong is the 35% noncontrolling interest shareholder of one of the Group's subsidiaries, Ningbo Yiju Business Hotel Management Co., Ltd. Meng Huifen is the 20% noncontrolling interest shareholder of one of the Group's subsidiaries, Chengdu Four Seasons 7 Days Hotel Management Co., Ltd. The Group repaid RMB636 of the borrowings from related parties during 2012. As of December 31, 2012, the balance represents debt borrowed from Meng Huifeng of RMB752 (US$121). It is unsecured and interest free and it is not expected to be repaid within 12 months.

PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION [Abstract]
PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION
1	PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION

(a)	Principal activities

7 Days Group Holdings Limited (the "Company") was incorporated as a limited liability company in the Cayman Islands on October 25, 2004. The Company, its subsidiaries and variable interest entities ("VIEs") (collectively, the "Group") are principally engaged in the business of operating economy hotels in the People's Republic of China ("PRC") under the brand name "7 Days Inn". The Group leases the real estate property on which it develops and operates hotels, and also licenses the "7 Days Inn" brand to hotel owners and manages these hotels. The former type of hotels is referred to as "leased-and-operated hotels" and the latter type of hotels is referred to as "managed hotels". As of December 31, 2012, the Group has 1,345 operating hotels that are located in 208 cities in the PRC, 853 of which are managed hotels.

Leased-and-operated hotels

The Group leases properties from property owners, converts and renovates the properties into hotels, and then operates the hotels. The Group is responsible for repairs and maintenance and operating expenses of the properties over the term of the leases. The Group is also responsible for all aspects of hotel operations and management, including hiring, training and supervising the hotel managers and staffs required to operate the hotels.

Managed hotels

The Group licenses the 7 Days brand to the property owners, lessees or existing hotel operators under a hotel management agreement ("hotel management agreement"). The Group is responsible for managing these hotels, including the hiring and appointing the hotel management personnel, training hotel managers and staffs, and managing sales, financial and operating performance. Under the hotel management agreement, each owner of a managed hotel is required to pay hotel management and service fees over the term of the hotel management agreement which is usually based on a percentage of the revenues of the managed hotel. The owners of the managed hotels are responsible for the costs of hotel development and operations. The term of the hotel management agreement ranges from 3 to 15 years and is renewable upon mutual agreement between the Group and the managed hotel owner.

(b)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company's subsidiaries and VIEs, which are prepared in accordance with the accounting principles and the relevant financial regulations established by the Ministry of Finance of the PRC ("PRC GAAP"), the accounting standards used in the PRC. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company's subsidiaries and VIEs to present them in conformity with U.S. GAAP.

As of December 31, 2012, the Group's current liabilities exceeded its current assets by RMB250,603 (US$40,225), which includes bank loans repayable within one year of RMB130,015 (US$20,869). For the year ended December 31, 2012, the Group recorded a net cash inflow from operating activities of RMB572,498 (US$91,892), a net cash outflow from investing activities of RMB536,222 (US$86,070) and a net cash outflow from financing activities of RMB149,748 (US$24,036), which resulted in a net decrease in cash of RMB114,447 (US$18,370).

In preparing the consolidated financial statements, the management has considered the Group's sources of liquidity and believes that adequate funding is available to fulfill the Group's short-term obligations. According to the cash flow forecast prepared by the Group, the liquidity of the Group is primarily dependent on its ability to maintain adequate cash inflow from operating activities and financing activities to meet its debt obligations as they fall due in 2013 and thereafter. The Group had banking facilities with several PRC commercial banks for short-term and long-term loans in aggregate of RMB660,000 as of December 31, 2012 and additional banking facilities of RMB200,000 on January 29, 2013, among which RMB251,396 were utilized. The management of the Company therefore believes that sufficient financing will be available to the Group to meet its obligations. Accordingly, the consolidated financial statements have been prepared on a basis that the Group will be able to continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs which the Group is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include assessment of the Group's ability to continue as a going concern , the useful lives of property and equipment and intangible assets, salvage values of property and equipment, the recoverability of the carrying amount of property and equipment, goodwill and intangible assets, the determination of the fair value of share-based compensation awards, the accrual of the membership reward program costs, allowances for doubtful accounts, the realization of deferred tax assets and accrual of deferred revenue. These estimates are often based on judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. The Group is also subject to other risks and uncertainties that may cause actual results to differ from estimated amounts, such as competition, litigation, legislation and regulations in the hotel industry.

(c)	Foreign currency transactions and translation

The Group's reporting currency is the Renminbi ("RMB"). The functional currency of the Company is the U.S. dollar, whereas the functional currency of the Company's subsidiaries and VIEs is the RMB. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving the RMB must take place either through the People's Bank of China (the "PBOC") or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at each balance sheet date. The resulting exchange differences are recorded in general and administrative expenses in the consolidated statements of comprehensive income.

Assets and liabilities of the Company are translated into RMB using the exchange rates at each balance sheet date. Revenues and expenses of the Company are translated at average rates prevailing during the reporting period. Gains and losses resulting from translation of the Company's financial statements into the RMB are recorded as a separate component of accumulated other comprehensive income within equity. Gains and losses on inter-company foreign currency transactions that are of a long-term investment nature are reported as other comprehensive income or loss in the same manner as translation adjustments.

For the convenience of the readers, the December 31, 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00=RMB6.2301, being the noon buying rate for U.S. dollars in the City of New York in effect on December 31, 2012 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2012 or at any other date.

(d)	Cash

Cash consists of cash held on hand and cash held in major financial institutions located in the PRC and Hong Kong Special Administrative Region ("Hong Kong"). As of December 31, 2011 and 2012, the amount of cash on hand and cash in bank was as follows:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Cash on hand	7,084	4,960	796
Cash in bank
PRC	473,340	336,354	53,989
Hong Kong	12,832	37,495	6,018
Subtotal	486,172	373,849	60,007

Total	493,256	378,809	60,803

(e)	Pledged bank deposits

Pledged bank deposits represent amounts held by financial institutions, as security for issuance of bills to the Group's suppliers and the Group's legal proceeding against a third party, both which are not available for the Group's use. Upon maturity of the bills, which generally occur within 3 to 6 months after the issuance of the bills, the deposits are released by the financial institutions and become available for use by the Group. Bank deposits as of December 31, 2011 are pledged as security for the Group's legal claim against a third party, which are not available for the Group's use but are expected to be released within one year for use by the Group. Pledged bank deposits are reported within cash flows from operating activities in the consolidated statements of cash flows.

(f)	Accounts receivable

Accounts receivable primarily represent amounts due from banks relating to payments settled by customers' debit and credit cards. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of an account receivable balance, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There were no write-offs of accounts receivable nor has an allowance for doubtful accounts receivable been provided for any of the periods presented because management of the Group believes all accounts receivable are fully collectible. The Group does not have any off-balance-sheet credit exposure related to its customers.

(g)	Short-term investment

In December 2011, the Group invested in a financial product offered by Industrial Bank Co., Ltd., which had a principal amount of RMB10,000 and a fixed maturity date of 3 months. The investment product has no guarantee on the return and an interest cap of 5.6% per annum. In March 2012, the investment was redeemed upon maturity at the principal amount plus interest equivalent to 5.6% per annum from the bank.

(h)	Long-lived assets

Property and equipment

Property and equipment are stated at cost. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets' estimated salvage value. Leasehold improvements are amortized over the shorter of the lease term or estimated useful lives.

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between the net book value and proceeds received thereon. Ordinary maintenance and repairs are charged to expenses as incurred. The estimated useful lives of the Group's property and equipment are as follows:

Leasehold improvements	4 - 15 years
Hotel fixtures and equipment	5 - 10 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or installation and is stated at cost. These costs include interior and exterior decorations, floor and wall coverings and an allocation of interest cost incurred. Construction in progress is transferred to leasehold improvements when the assets are ready for their intended use, at which time depreciation commences.

Intangible assets

Intangible assets consist of favorable lease contracts (note 2(o)) and a brand name which was acquired in business combinations.

The brand name is amortized on a straight-line basis over the estimated useful life of 5 years.

The Company has adopted the straight-line basis because the pattern of the economic benefit of these intangible assets cannot be reliably determined over their estimated useful lives.

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations, which are not individually identified and separately recognized.

Impairment of long-lived assets

Long-lived assets, including property and equipment and intangible assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Impairment of long-lived assets of RMB5,471, RMB13,060, and RMB11,500 (US$1,846) was recognized for the years ended December 31, 2010, 2011 and 2012 (see note 4).

Goodwill is reviewed for impairment at least annually. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. No impairment of goodwill was recognized for the year ended December 31, 2010, 2011 and 2012.

(i)	Land use right

Land use right represents the exclusive right to occupy and use land in the PRC for a specific contractual term. Land use right is carried at cost and charged to general and administrative expenses on a straight-line basis over the term of the land use right of 40 years. The land use right was acquired during the year ended December 31, 2010 for the purpose of building a new headquarters for the Group.

(j)	Investment in an affiliate

Equity investments where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, is accounted for using the equity method of accounting. Under the equity method of accounting, the Group's share of the investee's results of operations is reported as equity in income (loss) of an affiliate in the consolidated statements of comprehensive income.

(k)	Bills payable

Bills payable represent bills issued by financial institutions to the Group's suppliers. The Group's suppliers receive payments from the financial institutions directly upon maturity of the bills and the Group is obliged to repay the face value of the bills plus a bank charge of approximately 0.05% of the face amount to the financial institutions.

(l)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carryforwards. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or laws is recognized in the consolidated statements of comprehensive income in the period that the change in tax rates or tax laws is enacted.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

(m)	Revenue recognition

Revenues of the Group represent room rentals, food and beverage sales, souvenir card sales, revenue from managed hotels, commission income and membership credit points sales. Revenues generated from room rentals are recognized as earned, which is the date the customer occupies a room and collectability is reasonably assured. Revenues from food and beverage sales and souvenir card sales are recognized at the time of sale, which is the point in time when the customer pays for and accepts the item. Revenues from managed hotels and commission income are recognized when the agreement has been signed, underlying goods or services have been delivered or performed and collectability of corresponding receivable is reasonably assured. Revenues from membership credit points sales are recognized upon usage of the respective credit points.

In April 2005, the Group established a life-time membership reward program. Membership is free of charge if registered through the internet. Prior to January 1, 2008, the Group charged a non-refundable one-time upfront membership fee from customers who purchased membership in the reward program at its hotels. The Group recognizes revenues from the membership fee over the expected term of the customer relationship of 10 years. Effective December 2010, any membership accounts which becomes inactive for a period in excess of 2 years will be automatically closed. Any remaining unrecognized portion of the membership fee relating to these or future closed accounts is recognized as revenue upon account close.

Revenues are recorded net of business tax and surcharges of RMB88,124, RMB124,560 and RMB152,171 (US$24,425) for the years ended December 31, 2010, 2011 and 2012, respectively.

(n)	Pre-operating expenses

Costs incurred prior to the commencement of operations of the Group's hotels are expensed as incurred. Pre-operating expenses included the following:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	70,011	59,071	55,536	8,914
Sales and marketing expenses	1,021	507	469	75
General and administrative expenses	4,362	3,316	6,290	1,010
Total pre-operating expenses	75,394	62,894	62,295	9,999

(o)	Operating leases

The Group leases properties for hotels and corporate office space under noncancelable operating leases. Minimum lease payments are expensed on a straight-line basis over the term of the lease, including any periods of free rent. For lease agreements that contain free rent or escalating payment terms, the Group recognizes accrued lease payments for the difference between the amount of expense recognized on a straight-line basis and the amount of minimum lease payments made. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligations at the end of the leases. For the year ended December 31, 2010, 2011 and 2012, sublease income of RMB9,868, RMB14,355 and RMB17,328 (US$2,781) were recognized and recorded as a reduction against the rental expense. The total of minimum rentals to be received in the future under noncancelable subleases amounted to RMB119,684 (US$19,211) as of December 31, 2012.

Favorable and unfavorable lease contracts, that are acquired in the purchases of hotels, are recorded in the balance sheet captions "Intangible assets" and "Unfavorable lease contract liability", and amortized on a straight-line basis over the remaining lease terms of 4-16 years and 9-16 years respectively.

In order to secure longer lease period of certain operating lease of properties, the Group makes advance payments to the lessors. Advance payments for future rent within 12 months are recorded as prepaid rent in the consolidated balance sheets and classified as current assets and amounted to RMB152,629 and RMB171,370 (US$27,507) as of December 31, 2011 and 2012, respectively. The amounts relating to rent due after 12 months are classified as non-current assets at the balance sheet dates and amounted to RMB73,419 and RMB71,088 (US$11,410) as of December 31, 2011 and 2012, respectively. The balance of the prepaid rent is reduced and charged to hotel operating costs over the lease term. The Group makes the prepayments without collateral for such payments. As a result, the Group's claims for such prepayments would rank only as an unsecured claim, which expose the Group to the credit risks of the lessors.

(p)	Accrued membership reward program costs

Under the Group's membership reward program, members enjoy discounts on room rates, receive priority in making hotel reservations, and accumulate membership credit points for their paid stays. When the credit points reach a specified level, members are eligible to redeem credit points earned for upgrades, free room nights or other gifts. The membership credit points expire after two years from the respective dates they are earned.

The estimated incremental costs to provide membership upgrades, free room nights and gifts for the credit points earned by members are recorded as accrued membership reward program costs with a corresponding charge to hotel operating costs in the consolidated statements of comprehensive income. The estimated incremental costs are recognized based on historical redemption rates. The liability for membership reward program is reduced upon the redemption or expiration of the credit points.

(q)	Refundable deposits

Refundable bank deposits represent amounts held by the Group in order to secure the managed hotel owners to perform their obligations stipulated in the hotel management agreements. Upon expiration of the agreement, deposits are released by the Group and refunded to the managed hotel owners.

(r)	Deferred rebate income

The Group entered into a contract with a bank for American Depositary Receipt ("ADR") depository service of 10 years (the "service contract"). In order to secure the customer relationship, the bank provides rebates to the Group which is refundable to the extent of an early termination of the service contract by the Group. The Group recognizes revenue from the rebates over the contract term. For the years ended December 31, 2010, 2011 and 2012, the Group received rebates of RMB7,162, RMB860 and nil and recognized revenue of RMB716 , RMB643 and RMB936 (US$150) respectively.

(s)	Retirement and other postretirement benefits

Pursuant to relevant PRC regulations, the Company's PRC subsidiaries and VIEs are required to make contributions to various defined contribution plans organized by the PRC government. The contributions are made for each qualifying PRC employee at 12% on a standard salary base as determined by the PRC governmental authority. For the years ended December 31, 2010, 2011 and 2012, contributions to the defined contribution plans were RMB14,138, RMB16,879 and RMB23,907 (US$3,837), respectively.

The Group has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

(t)	Share-based payments

The Group measures the costs of employee services received in exchange for an award of equity instruments based on the aggregate fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award (as measured based on the aggregate fair value of the equity instruments) is expensed on the grant date. For employee share options granted with graded vesting based only on a service condition, the Group treats each vesting tranche as a separate award with compensation cost for each award recognized over its vesting period.

When there is a modification of the terms and conditions of an award of equity instruments, the Company measures the pre-modification and post-modification fair value of the equity instruments as of the modification date and recognizes the incremental value as compensation cost over the remaining service period.

(u)	Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to 7 Days Group Holdings Limited ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per ordinary share is calculated by dividing net income attributable to 7 Days Group Holdings Limited ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. For the periods presented, ordinary share equivalents consisted of the ordinary shares issuable upon the exercise of the ordinary share purchase warrants and share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of diluted earnings per share if the impact is anti-dilutive.

(v)	Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims that cover a wide range of matters, including, among others, fire prevention, environmental, public safety, health and sanitary regulations. In accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 450, Contingencies, an accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. The former investor of one subsidiary acquired by the Group was sued by a constructor for the repayment of unpaid construction fee and the interest incurred amount of RMB1,370 (US$220). In 2012, the court made the decision that the Group bears joint responsibility for the lawsuit. As of December 31, 2012, the Group accrued loss contingency of RMB1,370 (US$220).

(w)	Statutory reserves

Under the PRC rules and regulations, the Company's subsidiaries and VIEs incorporated in the PRC are required to transfer 10% of their net profit, as determined in accordance with the relevant PRC laws and regulations, to a statutory surplus reserve annually until the reserve balance reaches 50% of the respective subsidiaries' or VIEs' registered capital. The transfer to this reserve must be made before distribution of dividends to the shareholders can be made. The statutory surplus reserve can be used to make good previous years' losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance of the statutory surplus reserve after such issue is not less than 25% of the registered capital.

As of December 31, 2011 and 2012, the statutory surplus reserve recorded by the Company's subsidiaries and VIEs incorporated in the PRC amounted to RMB21,050 and RMB25,237 (US$4,051), respectively.

(x)	Segment reporting

The Group's chief operating decision maker has been identified as its Chief Executive Officer. The Group has one operating segment, namely hotel operation. All of the Group's operations and customers are located in the PRC; consequently, no geographic information is presented.

(y)	Capitalized interest

The Company's policy is to capitalize interest cost incurred on debt during the construction of major projects exceeding one year. A reconciliation of total interest cost to "Interest Expense" as reported in the consolidated statements of comprehensive income for 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Interest cost capitalized	75	-	1,825	293
Interest cost charged to income	2,082	7,212	21,459	3,444
Total interest cost	2,157	7,212	23,284	3,737

(z)	Fair value measurements

The Group applies the provisions of FASB ASC Subtopic 820-10, Fair Value Measurements, or ASC Subtopic 820-10, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements. ASC Subtopic 820-10 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability.

ASC Subtopic 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Subtopic 820-10 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.
•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and 2012.

(aa)	Variable Interest Entities

During 2010, 2011 and 2012, the Group made investments in several entities in which it held 51% equity interest in each of the entities as of December 31, 2012. The remaining 49% equity interest in these entities is held by individuals (the 49% equityholders). These entities are established to open hotels to be operated as hotels to be acquired and then operated by the Group. The entities are VIEs because the total equity investment at risk (paid-in capital of RMB1.0 million) of each of these entities is not sufficient to finance their intended activities without additional subordinated financial support. The Group's variable interests in the VIEs include (1) subordinated debt provided by the Group to the VIEs to support construction and ongoing operation of the VIEs, which contractually could be only provided by the Group and no other parties; (2) a call option granted by each VIE to the Group, which allows the Group to acquire the hotels opened by the VIE within 180 days after the commencement of operation of the hotel; and (3) 51% equity interest in each VIE.

Since the Group is the sole subordinated debt holder, the exclusive hotel management service provider, the call option holder and the 51% equity holder, the Group has the power to direct the most significant activities of VIEs, such as hotel development and construction, ongoing hotel operation and sale of hotels.

The Group has the obligation to absorb losses from VIEs that could potentially be significant to the VIEs due to the subordinated debt issued by the Group to the VIEs without a pledge of the VIEs assets or guarantee provided by the VIEs. Under the terms of equity holders agreement, all undistributed cumulative earnings of the VIEs are attributed to the 49% equity holders. Accordingly the Group does not have rights to any profits earned by the VIEs. Losses are allocated to the equity holders and the Group on the basis of their relative equity interests ownership.

The Group has (i) the power to direct the activities of the VIEs that most significantly impact their economic performance; and (ii) the obligation to absorb losses from the VIEs that could potentially be significant to the VIEs. Therefore, the Group is considered to be the primary beneficiary of the VIEs and the financial statements of the VIEs are consolidated in the Company's consolidated financial statements.

On September 1, 2012, the Group acquired the remaining 49% equity interest of a VIE, namely 7 Days Full Season Hotel Investment Management (Beijing) Co., Ltd. ("Beijing Full Season"), from its individual Equity holders in exchange for a consideration of RMB600 in cash. Afterwards, the Group held 100% equity interest of Beijing Full Season. At the acquisition date, the Group recognized an increase in noncontrolling interests of RMB6,454 (US$1,036) and a decrease in additional paid-in capital of RMB7,054 (US$1,132). This acquisition transaction was accounted for as equity transactions in accordance with ASC topic 810. Any difference between the fair value of the consideration paid and the amount of noncontrolling interest is recognized in equity.

The assets and liabilities of the VIEs as of December 31, 2011 and 2012 and revenues and net loss for the years ended December 31, 2010, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	RMB	RMB
ASSETS

Current assets:
Cash	12,734	3,416
Accounts receivable	950	951
Other prepaid expenses and current assets	18,290	11,448
Hotel supplies	4,062	3,656
Total current assets	36,036	19,471

Property and equipment, net	114,088	170,459
Rental deposits	5,445	4,042
Total assets	155,569	193,972

LIABILITIES AND EQUITY

Current liabilities:
Accounts payable	48,297	36,516
Accrued expenses and other payables	5,834	4,756
Amount due to related parties (Note i)	17,529	43,615
Total current liabilities	71,660	84,887

Accrued lease payments	-	329
Long-term borrowings from related parties (Note i)	114,017	173,150
Total liabilities	185,677	258,366

Equity:

Paid-in capital	6,000	7,000
Additional paid-in capital	4,302	2,426
Accumulated deficit	(40,410)	(73,820)
Total equity	(30,108)	(64,394)

Total liabilities and equity	155,569	193,972

Notes:

(i)	Amounts due to related parties represent the amount paid by two subsidiaries of the Group, 7 Days Inn (Shenzhen) Co., Ltd. ("7 Days Shenzhen") and 7 Days Four Seasons Hotel (Guangzhou) Co., Ltd. ("7 Days Four Seasons") on behalf of the managed hotels of the VIEs relating to daily hotel supplies. Amount due to related parties and long-term borrowings from related parties are eliminated on consolidation.

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Revenues	-	22,005	109,375
Net loss	228	40,182	46,107

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash used in operating activities (Note ii)	(3,002)	(25,665)	14,694
Net cash used in investing activities (Note ii)	-	(78,616)	(115,209)
Net cash provided by financing activities (Note ii)	5,000	115,017	94,339

(ii)	Nil, RMB17,529 and RMB27,930 provided by operating activities for the years ended December 31, 2010, 2011 and 2012, nil, RMB21,120 and nil provided by investing activities for the years ended December 31, 2010, 2011 and 2012, and RMB3,900, RMB113,057 and RMB160,029 provided by financing activities for the years ended December 31, 2010, 2011 and 2012 are eliminated on consolidation..

All of the assets of the VIEs can be used only to settle obligations of the VIEs. None of the assets of VIEs has been pledged or collateralized. The creditors of the VIEs do not have recourse to the general credit of the Group.

(ab)	Business combination

U.S. GAAP requires that business combinations be accounted for under the acquisition method. From January 1, 2009, the Group adopted ASC805 "Business Combinations". Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of the (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the entity acquired, the difference is recognized directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

OTHER PREPAID EXPENSES AND CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER PREPAID EXPENSES AND CURRENT ASSETS [Abstract]
OTHER PREPAID EXPENSES AND CURRENT ASSETS
3	OTHER PREPAID EXPENSES AND CURRENT ASSETS

Other prepaid expenses and current assets consist of the following:

		December 31,
		2011	2012	2012
		RMB	RMB	US$

Advances to employees		6,855	10,159	1,631
Prepaid advertising		3,581	5,555	892
Prepaid utilities and network expenses		15,105	17,719	2,844
Advances to managed hotels	Note (a)	11,965	16,152	2,593
Receivables from landlords (see Note 4)	Note (b)	6,728	6,728	1,080
Amounts due from option plan administrator	Note (c)	61	3,134	503
Prepayment for hotel supplies		6,834	6,648	1,067
Others		7,121	17,300	2,776

Total other prepaid expenses and current assets		58,250	83,395	13,386

Less: allowance for doubtful accounts	Note (b)	(5,700)	(5,700)	(915)

Other prepaid expenses and current assets, net		52,550	77,695	12,471

Notes:

(a)	Amounts represent primarily advances to managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects, and for expansion strategy.

(b)	Amounts represent compensation receivables due from the landlords for early termination of leases and from a legal claim in relation to the cancellation of equity transfer agreement to acquire a hotel. As of December 31, 2011 and 2012, the net balance included compensation receivables of RMB1.0 million and RMB1.0 million (US$0.16), respectively, for early termination of lease due to the demolition of the properties. In 2011, the Group recognized RMB5.7 million receivable in relation to a legal claim against a third party for a lawsuit according to the court decision. In 2011, the Group made a full allowance for the receivable from the legal claim.

(c)	Amounts represent receivables for issuance of share options, which were subsequently collected in cash before the financial statements are issued.

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012.

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at the beginning of the year	-	-	(5,700)	(915)
Additions charged to bad debt expense for the year	-	(5,700)	-	-
Balance at the end of the year	-	(5,700)	(5,700)	(915)

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
4	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Leasehold improvements	2,013,896	2,484,708	398,823
Hotel fixtures and equipment	305,844	401,193	64,396
Motor vehicles	550	550	88
Construction in progress	35,223	40,865	6,559
Total property and equipment	2,355,513	2,927,316	469,866
Less: Accumulated depreciation and amortization	(654,082)	(956,553)	(153,537)
Total property and equipment, net	1,701,431	1,970,763	316,329

Depreciation and amortization expense of property and equipment is allocated to the following expense items:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	178,279	241,020	314,189	50,431
Sales and marketing expenses	37	38	31	5
General and administrative expenses	2,447	4,233	5,759	924
Total depreciation and amortization expense	180,763	245,291	319,979	51,360

During the year ended December 31, 2011, the Group obtained RMB6,801 compensation from the landlords of two of the Group's leased-and-operated hotels in exchange for the Group agreeing to early terminate the operating lease. As of December 31, 2011, major portion of such compensation has been settled and RMB1,000 was outstanding. The Group recorded net losses on early termination of such lease in the amount of RMB1,916, which represented the amount of compensation net of the write-off of unamortized leasehold improvements of RMB8,717. The net gain or losses has been included as a component of general and administrative expenses in the consolidated statements of comprehensive income.

The Group recognized impairment losses of RMB5,471, RMB13,060 and RMB11,500 (US$1,846) for the years ended December 31, 2010, 2011 and 2012, respectively, in respect of leasehold improvements and hotel fixtures and equipment of certain loss-making leased-and-operated hotels. The Group estimated that the carrying amounts of these leasehold improvements and hotel fixtures and equipment would not be recoverable through future cash flows. The fair value of the property and equipment was based on the discounted future cash flows of the assets. The impairment losses were included in general and administrative expenses in the consolidated statements of comprehensive income.

INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY [Abstract]
INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY
5	INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY

Intangible assets consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Favorable lease contracts	24,924	24,924	4,001
Brand name	5,626	5,626	903
Total intangible assets	30,550	30,550	4,904
Less: Accumulated amortization	(124)	(4,329)	(695)
Total intangible assets, net	30,426	26,221	4,209

Unfavorable lease contract liability	December 31,
	2011	2012	2012
	RMB	RMB	US$

Unfavorable lease contracts	7,812	7,812	1,254
Less: Accumulated amortization	-	(676)	(109)
Unfavorable lease contract liability	7,812	7,136	1,145

Amortization expense of intangible assets is allocated to hotel operating costs and general and administrative expenses respectively.

The estimated net amortization expense of the Group's intangible assets and unfavorable lease contracts for the next five years is as follows:

For the year ending December 31	Amortization for intangible assets	Amortization for unfavorable lease contracts	Net amortization
	RMB	RMB	RMB
2013	4,205	(676)	3,529
2014	4,205	(676)	3,529
2015	4,205	(676)	3,529
2016	3,716	(676)	3,040
2017	1,962	(676)	1,286
Thereafter	7,928	(3,756)	4,172
Total	26,221	(7,136)

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
6	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

		December 31,
		2011	2012	2012
		RMB	RMB	US$

Accrued payroll and employee benefits		96,870	125,969	20,219
Advance payments received from customers	Note (a)	65,025	90,546	14,534
Advance payments received from managed hotels for procurement	Note (b)	138,312	137,124	22,010
Accrued rent		15,302	31,578	5,069
Accrued business and surcharges taxes		16,466	20,572	3,302
Accrued membership reward program costs		2,327	2,422	389
Advance receipt of hotel service fees	Note (c)	17,288	15,003	2,408
Payables for acquisition of hotel assets	Note (d)	47,574	57,977	9,306
Provision for contingency loss		-	1,370	220
Other		19,144	29,239	4,693
Total accrued expenses and other payables		418,308	511,800	82,150

Notes:

(a)	Amounts represent primarily advance payments from corporate customers.
(b)	Amounts represent primarily advance payments received from managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects.
(c)	Amounts represent primarily the advance payments of consultation fee from owners of managed hotels.
(d)	Amounts represent payables for acquired hotel assets, such as fixtures and equipment, etc.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
7	INCOME TAXES

The Company's Hong Kong subsidiaries, PRC subsidiaries and VIEs file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong

The Company's Hong Kong subsidies do not derive any income which is subject to Hong Kong Profits Tax. Accordingly, no provision for Hong Kong Profits Tax was required. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

Effective from January 1, 2008, under the new Enterprise Income Tax law ("new EIT law") which was passed by the National People's Congress on March 16, 2007, the PRC's statutory income tax rate is 25%.

The new EIT law and its relevant regulations (i) provide a 5-year transition period from January 1, 2008 for companies established before March 16, 2007 and which were entitled to preferential lower tax rates under the then effective tax laws and regulations, and (ii) grandfather certain tax holidays. The transitional tax rates are 18%, 20%, 22%, 24% and 25% for 2008 , 2009, 2010, 2011 and 2012 onwards, respectively. Prior to 2008, 7 Days Shenzhen and its branch hotels located in Shenzhen were subject to a preferential income tax rate of 15%.

During 2010, as a software development company, Guangzhou Seven Software Development Co., Ltd. ("Guangzhou Seven") was entitled to a tax holiday of a two-year full tax exemption followed by a three-year 50% tax exemption from 2010 to 2014.

The Company's PRC subsidiaries and VIEs are subject to income tax at 25% except for the following:

(i)	7 Days Shenzhen and its branch hotels located in Shenzhen are subject to income tax at 22%, 24% and 25% for 2010, 2011 and 2012 onwards, respectively;

(ii)	Guangzhou Seven was exempt from income tax in 2010 and 2011, and is subject to income tax at 12.5% from 2012 to 2014 and at 25% from 2015 onwards.

Under the new EIT law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company's PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from withholding tax. The Company plans to distribute the retained earnings of Guangzhou Seven outstanding as of December 31, 2011 to its Hong Kong holding company and has accrued deferred tax liabilities amounting to RMB3,031(US$487). Due to the Company's plan and intention of reinvesting its earnings in its PRC business, the Company has not provided for the related deferred tax liabilities on the remaining undistributed earnings of Guangzhou Seven and other PRC subsidiaries amounted to RMB379,708 (US$60,947) as of December 31, 2012. Further, interest income on the loans advanced to the PRC entities by non-PRC-resident enterprises is subject to PRC interest withholding tax at 10%.

The Group's income before income taxes consists of the following jurisdictions:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Cayman Islands	2,150	7,698	4,653	747
PRC, excluding Hong Kong	151,949	140,507	221,543	35,560
Hong Kong	982	2,037	522	84
Total income before income taxes	155,081	150,242	226,718	36,391

The Group's income tax expense in the consolidated statements of comprehensive income consists of the following:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
PRC income tax
Current tax expense	(48,292)	(61,680)	(87,375)	(14,025)
Deferred tax benefit	12,459	25,421	19,835	3,184
Total income tax expense	(35,833)	(36,259)	(67,540)	(10,841)

The reconciliation between the actual income tax expense reported in the consolidated statements of comprehensive income and the amounts computed by applying the PRC statutory tax rate of 25%, (the PRC statutory tax rate was used because substantially all of the Company's operations are in the PRC) to income before income taxes is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Computed expected income tax expense	(38,770)	(37,560)	(56,680)	(9,098)
Non-PRC entities not subject to income tax	783	2,434	1,294	208
PRC preferential tax rate	1,129	223	-	-
Tax holiday (Note i)	1,229	4,693	2,189	351
PRC interest withholding tax	(937)	(1,383)	(1,079)	(173)
Non-deductible expenses
Staff costs	(1,787)	(3,420)	(5,411)	(869)
Entertainment expense	(494)	(2,141)	(2,691)	(432)
Interest expense	(305)	(863)	(1,354)	(217)
True-up for prior year tax provision	-	-	(1,588)	(255)
Penalties	(173)	(331)	(638)	(102)
Other	(284)	(1,493)	(2,841)	(456)
Change in valuation allowance	3,776	6,613	1,259	202
PRC dividend withholding tax	-	(3,031)	-	-
Actual income tax expense	(35,833)	(36,259)	(67,540)	(10,841)

Note:

(i)	The effect of tax holiday for the years ended December 31, 2010, 2011 and 2012 increased basic and diluted earnings per ordinary share by RMB0.01, RMB0.03 and RMB0.01, respectively.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of December 31, 2011 and 2012 are presented below:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets:
- Accrued lease payments	13,250	13,095	2,102
- Pre-operating expenses	419	-	-
- Tax losses carryforwards	34,999	44,183	7,092
- Deferred revenue	193	-	-
- Accrued membership reward program costs	582	606	97
- Share-based compensation	14,414	21,038	3,377
- Accrued expenses	15,253	16,795	2,696
- Allowance for doubtful accounts	1,425	1,425	229
- Unfavorable lease contract liability	1,953	1,784	286
- Property and equipment	4,632	6,711	1,077
Total gross deferred tax assets	87,120	105,637	16,956
Less: valuation allowance	(12,628)	(11,369)	(1,825)
Net deferred tax assets	74,492	94,268	15,131
Deferred tax liabilities:
- PRC dividend withholding tax	(3,031)	(3,031)	(487)
- Property and equipment	(1,627)	(1,797)	(288)
- Intangible assets	(7,584)	(6,533)	(1,049)
- Others	(877)	(1,699)	(272)
Total deferred tax liabilities	(13,119)	(13,060)	(2,096)

Net deferred tax assets	61,373	81,208	13,035
Classification on consolidated balance sheets:
Deferred tax assets
- Current	19,842	26,222	4,209
- Non-current	46,096	62,513	10,034
Deferred tax liabilities
- Non-current	(4,565)	(7,527)	(1,208)

The decrease in the valuation allowance during the years ended December 31, 2011 and 2012 were RMB4,377 and RMB1,259 (US$202), respectively. As of December 31, 2012, valuation allowances were provided against the deferred tax assets of certain subsidiaries, which were at cumulative loss positions. The decrease in valuation allowance in 2012 was mainly due to certain subsidiaries generated taxable income during 2012 and which are also expected to generate further taxable income in 2013 and onwards. For the year ended 2011, there was an increase of gross deferred tax assets and the related valuation allowance of RMB9,895 and RMB2,236 in respect of an acquisition consummated in 2012.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment. As of December 31, 2012, the Group recognized net deferred tax assets of RMB81,208 (US$13,035), among of which, certain subsidiaries in cumulative loss position recognized RMB28,530 (US$4,579) of net deferred tax assets, mainly arising from the gross deferred tax assets of RMB38,684 (US$6,208) relating to RMB154,736 (US$24,837) in tax loss carryforwards which expire in varying amounts between 2013 and 2017. The realization of these tax benefits is dependent on the generation of sufficient taxable income prior to expiration of the tax loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the net deferred tax asset will be realized. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2012, tax loss carry forwards amounted to RMB176,732(US$28,367), of which RMB23,398, RMB34,818, RMB6,479, RMB55,793 and RMB56,244 will expire if unused by the years ending December 31, 2013, 2014, 2015 2016 and 2017, respectively.

A reconciliation of the beginning and ending amount of the Company's unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the year	-	-	6,644	1,066
Increase related to prior year tax position	-	3,474	626	101
Increase related to current year tax position		3,170	1,344	216
Decrease related to prior year tax position	-	-	(3,147)	(505)
Balance at the end of the year	-	6,644	5,467	878

Included in the balance of total unrecognized tax benefits as of December 31, 2012 was potential tax benefits of RMB5,467 (US$878) that, if recognized, would affect the effective rate. The Company is currently unable to provide an estimate of a range of the total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months. No interest and penalty expenses were recorded as of and for the years ended December 31, 2010, 2011 and 2012.

The Company's PRC subsidiaries and VIEs file income tax returns in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations will be extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The PRC income tax returns for the Company's PRC subsidiaries and VIEs for the years beginning in 2007 are open to examination by the PRC state and local tax authorities.

BANK LOANS	12 Months Ended
Dec. 31, 2012
BANK LOANS [Abstract]
BANK LOANS
8	BANK LOANS

As of December 31, 2012, the Group's borrowings consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Short-term bank loans	334,686	89,500	14,366
Long-term bank loans-current portion	-	40,515	6,503
Long-term bank loans	-	121,381	19,483
Total	334,686	251,396	40,352

Short-term bank loans drawn from certain PRC commercial banks amounted to RMB89,500 (US$14,366). The maturity of the loans is from 6 to 12 months. The loans bear the interest rates from 5.88% to 7.32% per annum.

Long-term bank loans drawn from certain PRC commercial banks amounted to RMB161,896 (US$25,986). The maturity of the loans is from 18 to 36 months. The long-term bank loans bear variable interest rates per annum as follows:

	2011	2012	2012
Interest rate	RMB	RMB	US$

PBOC Benchmark Loan Interest Rates plus 5%	-	84,216	13,517
PBOC Benchmark Loan Interest Rates plus 10%	-	50,750	8,146
PBOC Benchmark Loan Interest Rates plus 17%	-	26,090	4,188
PBOC Benchmark Loan Interest Rates plus 20%	-	840	135
Total	-	161,896	25,986

The repayment schedules of long-term bank loans are as follows:

	2011	2012	2012
Year ending December 31,	RMB	RMB	US$
2013		40,515	6,503
2014	-	87,959	14,118
2015	-	33,422	5,365
Total	-	161,896	25,986

No pledge of assets or guarantee is required for the short-term and long-term bank loans.

REVENUES	12 Months Ended
Dec. 31, 2012
REVENUES [Abstract]
REVENUES
9	REVENUES

Revenues by each major category are analyzed as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Room rentals	1,345,457	1,752,107	2,172,804	348,759
Revenue from managed hotels	89,702	179,334	262,094	42,069
Food, beverage and others sales	31,013	35,073	45,428	7,291
Souvenir card sales	20,466	34,917	55,502	8,909
Others	12,271	1,947	21,357	3,428
Total revenues	1,498,909	2,003,378	2,557,185	410,456

HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2012
HOTEL OPERATING COSTS [Abstract]
HOTEL OPERATING COSTS
10	HOTEL OPERATING COSTS

Hotel operating costs consist of the following:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Rent expense	444,731	571,351	707,692	113,592
Staff costs	233,169	317,374	406,623	65,267
Depreciation and amortization	178,279	241,020	314,189	50,431
Hotel supplies	63,888	97,452	135,112	21,687
Utilities	106,633	145,468	190,030	30,502
Laundry expense	35,663	51,967	70,523	11,320
Internet and telecommunication expense	23,109	30,206	41,604	6,678
Costs of souvenir, food and beverage	31,571	45,855	59,926	9,619
Other	65,884	92,567	107,809	17,304
Total hotel operating costs	1,182,927	1,593,260	2,033,508	326,400

Other mainly includes repairs and maintenance expense, staff uniform costs and traveling expense.

SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENTS [Abstract]
SHARE-BASED PAYMENTS
11	SHARE-BASED PAYMENTS

On December 20, 2007, the Company's Board of Directors approved and adopted an employee share incentive plan, which was subsequently amended and restated on August 15, 2009 and October 21, 2010, respectively (the "Plan"). Under the Plan, the directors may, at their discretion, grant options to the directors and employees of the Group (each a "Grantee") to subscribe for ordinary shares of the Company. The Company can issue options exercisable up to 14,630,327 ordinary shares under the Plan. The award granted under the Plan can be settled in ordinary shares, or in cash or a form other than ordinary shares. To date, the Company has granted share options only settleable in ordinary shares. Under the Plan, stock options can be granted with an exercise price equal to or greater than the share's fair value at the date of grant. To facilitate the employee stock exercise process, the Company issues new shares upon share option exercise.

Unconditional Share Option Grants

During 2010, the Company granted 62,960 unconditional share options to certain management employees with contractual terms ranging from seven to ten years. The exercise price of these share options ranges from US$4.16 to US$4.70 per share and the aggregate fair value of these share options amounted to RMB928 (US$137).

During 2011, the Company granted a total of 230,000 unconditional share options to certain management employees with a contractual term of seven years. The exercise price of these share options ranges from US$5.79 to US$7.25 per share and the aggregate fair value of these share options amounted to RMB4,997 (US$774).

On December 20, 2011, the Company modified the exercise price of the 242,960 unconditional share options granted during 2010 and 2011 with exercise price ranging from US$4.70 to US$7.25, to US$3.79 per share. At the date of modification 239,720 share options out of the 242,960 share options were unvested and expected to vest under the original service periods. The Company determined the incremental compensation cost of RMB268 (US$43) for the modification by comparing the fair value of the modified award to the fair value of the original award measured immediately before the exercise price was modified. The Company recognized RMB43 (US$7) of the incremental compensation cost immediately for the vested share options as of the modification date and the rest for the unvested share options would be recognized over the remaining vesting periods of the award, along with the original compensation cost.

During 2012, the Company granted a total of 248,000 unconditional share options to certain management employees with a contractual term of seven years. The exercise price of these share options was US$2.86 per share and the aggregate fair value of these share options amounted to RMB2,545 (US$400).

The unconditional share options granted by the Company have similar vesting terms, in which 25% of the share options vest and become exercisable ranging from five to twelve months after the grant date and the remaining 75% of the share options vest over the following three years in six equal installments. The Company recognizes the aggregate fair value of the employee share options of each tranche on a graded vesting schedule over each tranche's vesting period, respectively.

A summary of the unconditional share options granted and the activity during the three-year period ended December 31, 2012 is as follows:

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Outstanding as of December 31, 2009	2,961,175	US$	2.31
Granted	62,960	US$	4.08
Forfeited	(162,383)	US$	2.38
Exercise	(579,681)	US$	1.59

Outstanding as of December 31, 2010	2,282,071	US$	2.54

Granted	230,000	US$	3.79
Forfeited	(140,815)	US$	2.80
Exercise	(279,822)	US$	1.83

Outstanding as of December 31, 2011	2,091,434	US$	2.74

Granted	248,000	US$	2.86
Forfeited	(197,071)	US$	3.42
Exercise	(283,891)	US$	1.80

Outstanding as of December 31, 2012	1,858,472	US$	2.82	5.61 years	US$	2,235

Vested and expected to vest as of December 31, 2012	1,819,034	US$	2.81	5.59 years	US$	2,202

Exercisable as of December 31, 2012	1,415,917	US$	2.69	5.37 years	US$	1,890

The weighted-average aggregate fair value of unconditional options granted during the years ended December 31, 2010, 2011 and 2012 was US$2.18, US$3.37 and US$1.61 per share, respectively. The Company calculated the fair value of the unconditional share options on the date of grant using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Awards granted	Awards granted	Awards granted
	in 2010	in 2011	in 2012

Expected volatility	42.37%-57.53%	43.55%-69.18%	53.27%
Expected dividend yield	0%	0%	0%
Weighted average risk-free interest rate	1.87%-2.43%	1.72%-2.82%	0.95%
Option life (in years)	6.83-10.00	7.00	7.00
Estimated fair value of underlying ordinary shares	28.42-42.69	35.92-48.49	20.23
Aggregate fair value of share options	13.00-21.50	21.40-22.92	10.26

For the year ended December 31, 2010, because the Company's ordinary shares have a limited trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in a similar industry. For the years ended December 31, 2011 and 2012, the Company estimates the expected volatility based on the historical volatility of the Company and the historical volatilities of comparable publicly traded companies engaged in a similar industry. The Company uses historical data to estimate employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

Prior to the initial public offering, the estimated fair value of the underlying ordinary shares on each date of grant was determined by management based on a retrospective valuation conducted by an independent valuation firm, using the income approach, which requires the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in a similar industry to convert such future cash flows to a single present value.

A summary of the share-based compensation for the unconditional share options is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	1,234	1,721	265	43
Sales and marketing expenses	255	261	426	68
General and administrative expenses	4,505	21,943	1,639	263
Total share-based compensation	5,994	23,925	2,330	374

The total intrinsic value of the unconditional share options exercised during the years ended December 31, 2010, 2011 and 2012 amounted to RMB25,503, RMB8,997 and RMB3,920 (US$629), respectively. The intrinsic value is calculated as the difference between the estimated fair value of the underlying ordinary share on the date of exercise and the exercise price of the shares.

As of December 31, 2012, there were unrecognized compensation costs of approximately RMB2,365 (US$380) related to unvested unconditional share options. These costs are expected to be recognized over the remaining weighted-average vesting period of 0.77 years.

Conditional Share Options Grants

During 2010, the Company granted 3,604,800 conditional share options to certain management employees with contractual terms ranging from 6.8 to 10 years. The exercise price of these share options ranges from US$3.58 to US$6.26 per share and the aggregate fair value of these share options amounted to RMB72,146 (US$10,835).

During 2011, the Company granted 1,165,600 conditional share options to certain management employees with contractual terms ranging in 7 years. The exercise price of these share options ranges from US$5.79 to US$7.25 per share, and the aggregate fair value of these share options amounted to RMB25,325 (US$3,921).

On December 20, 2011, the Company modified the exercise price of the 4,370,400 conditional share options granted during 2010 and 2011 with exercise price ranging from US$4.70 to US$7.25, to US$3.79 per share. At the date of modification 3,569,200 share options out of the 4,370,400 share options were unvested and expected to vest under the original service periods. The Company determined the incremental compensation cost of RMB4,822 (US$766) for the modification by comparing the fair value of the modified award to the fair value of the original award measured immediately before the exercise price was modified. The Company recognized RMB776 (US$123) of the incremental compensation cost immediately for the vested share options as of the modification date and the rest for the unvested share options would be recognized over the remaining vesting periods of the award, along with the original compensation cost.

During 2012, the Company granted 2,226,600 conditional share options to certain management employees with contractual terms of 7 years. The exercise price of these share options ranges from US$2.86 to US$2.99 per share, and the aggregate fair value of these share options amounted to RMB22,428 (US$3,522).

The conditional share options granted by the Company have the same vesting term, which is 25% of the share options granted shall vest and become exercisable ranging from ten months to twelve months after the grant dates and the remaining 75% of the share options shall vest over the following three years in six equal installments.

The vesting of these share options are also contingent upon meeting specific performance criteria set by the Company over a performance period ranging from 10 to 12 months from the respective grant dates. The performance criteria are linked to the employees' performance and are agreed to upon issuance of the options. At the end of the performance period, the Company determines whether each employee has met the previous agreed upon specific performance criteria for the vesting of the share options. The performance criteria do not affect the exercise price or factors other than vesting or exercisability.

A summary of the conditional share options granted during the three-year period ended December 31, 2012 is as follows:

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Outstanding as of December 31, 2009	347,300	US$	3.47

Granted in 2010	3,604,800	US$	3.77

Outstanding as of December 31, 2010	3,952,100	US$	3.74

Granted	1,165,600	US$	3.79
Forfeited	(171,871)	US$	3.76
Exercise	(4,500)	US$	3.79

Outstanding as of December 31, 2011	4,941,329	US$	3.75

Granted	2,226,600	US$	2.95
Forfeited	(514,651)	US$	3.71
Exercise	(17,327)	US$	3.71

Outstanding as of December 31, 2012	6,635,951	US$	3.49	5.63 years	US$	3,541

Vested and expected to vest as of December 31, 2012	6,149,336	US$	3.47	5.67 years	US$	3,375

Exercisable as of December 31, 2012	2,035,461	US$	3.75	5.14 years	US$	552

The weighted-average aggregate fair value of the conditional options granted during the years ended December 31, 2010, 2011 and 2012 was US$3.01, US$3.37 and US$1.58 per share, respectively. The fair value of the conditional share options is estimated on the respective grant dates using the same option valuation model used for the unconditional employee share options and assumes the performance criteria will be achieved. The assumptions used in estimating the fair value of the conditional share options are the same as those noted in the table related to the unconditional employee share options. The aggregate fair value of the conditional share options are set out below:

	Awards granted	Awards granted	Awards granted
	in 2010	in 2011	in 2012
Aggregate fair value of share options	10.52-21.50	21.40-22.92	9.51-11.12

The aggregate fair value of the conditional share options is recognized in the consolidated statements of comprehensive income on a graded vesting schedule for each tranche to the extent that the achievement of the performance conditions is probable. Arrangements of the conditional share options contain clauses on performance criteria that are largely objective. Based on management's estimate, it is very likely that all the employees will meet the performance criteria over the performance period.

A summary of the share-based compensation for the conditional share options is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	785	830	1,457	234
Sales and marketing expenses	12	833	2,056	330
General and administrative expenses	8,726	17,895	21,284	3,416
Total share-based compensation	9,523	19,558	24,797	3,980

As of December 31, 2012, there were unrecognized compensation costs of approximately RMB26,358 (US$4,231) related to unvested conditional share options. These costs are expected to be recognized over a remaining weighted-average vesting period of 2.41 years.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
12	FINANCIAL INSTRUMENTS

The fair values of cash, pledged bank deposits, accounts receivable, accounts payable, bills payable, accrued expenses and other payables, and amounts due to related parties approximate their respective carrying amounts due to their short-term nature. The fair values of long-term loans approximate their carrying values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group's bankers for similar debt instruments of comparable maturities

The following table summarizes the carrying amounts and the estimated fair values of the Group's short-term and long-term bank loans, short-term investment and borrowings from related parties:

	December 31,
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value

Short-term bank loans	334,686	334,686	130,015	130,015
Borrowings from related parties	1,388	1,388	752	752
Short-term investment	10,000	10,083	-	-
Long-term bank loans	-	-	121,381	121,381

The fair values were estimated by discounting the future cash flows using interest rates which approximate the rate for which financial institutions would charge borrowers with similar credit ratings and remaining maturities.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
13	EARNINGS PER SHARE

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Numerator:
Net income attributable to 7 Days Group Holdings Limited ordinary shareholders	117,691	128,886	176,045	28,257

Denominator:
Weighted average number of ordinary shares	149,169,106	149,811,784	148,602,762	148,602,762
Plus dilutive effect of outstanding share options	1,164,647	1,661,282	542,624	542,624
Weighted average number of ordinary shares	150,333,753	151,473,066	149,145,386	149,145,386

Basic earnings per ordinary share	0.79	0.86	1.18	0.19

Diluted earnings per ordinary share	0.78	0.85	1.18	0.19

During the years ended December 31, 2010, 2011 and 2012, the Company's dilutive potential ordinary shares outstanding consisted of share options. The computation of diluted earnings per share for years ended December 31, 2010, 2011 and 2012 was based on net income attributable to ordinary shareholders of RMB117,691, RMB128,886 and RMB176,045 and included the potential dilutive effect of 2,566,411, 7,331,267 and 2,251,938 ordinary shares issuable upon exercise of employee share options by applying treasury stock method respectively. The Company excluded 3,667,760, nil and 5,511,651 ordinary shares issuable upon exercise of employee share option in the calculation of diluted earnings per share for the years ended December 31, 2010, 2011 and 2012, respectively, as their effect would be anti-dilutive.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
14	RELATED PARTY TRANSACTIONS

The significant related party transactions are summarized as follows:

		Year ended December 31,
		2010	2011	2012	2012
		RMB	RMB	RMB	US$

Rent expense	Note (a)	5,131	5,131	5,131	824
Borrowings from related parties	Note (b)	3,222	-	-	-
Repayment of borrowings from related parties	Note (b)	2,338	2,891	636	102
Interest expense on borrowings	Note (b)	75	-	-	-
Advances made to related parties	Note (c)	1,242	447	-	-
Collection of advances made to related parties	Note (c)	1,242	447	-	-
Commission to related parties	Note (d)	-	1,373	3,597	577

The amounts due to the related parties are summarized as follows:

		December 31,
		2011	2012	2012
		RMB	RMB	US$
Amounts due to related parties ─ current
Guangzhou Chujian Culture Media Co.,Ltd	Note (d)	322	2,601	417
Other		11	-	-
Total amount due to related parties - current		333	2,601	417

Borrowings from related parties ─ non-current
Meng Huifen	Note (b)	1,388	752	121
Total borrowings from related parties - non- current		1,388	752	121

Notes:

(a)	The Group entered into operating lease agreements with certain noncontrolling interest shareholders of the Group's subsidiaries. The related rent expense incurred during the years ended December 31, 2010, 2011 and 2012 amounted to RMB5,131, RMB5,131 and RMB5,131 (US$824), respectively.

(b)	Borrowings from related parties in 2010 consisted of debt borrowed from the noncontrolling interest shareholders of the Group's subsidiaries by the respective subsidiaries. Details of the noncontrolling interest shareholders for such borrowings are listed out below:

Beijing Impression Hotel Management Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing 7 Days Impression Hotel Management Co., Ltd.

Zhuang Qineng and Zhuang Shishi are the noncontrolling interest shareholders of one of the Group's subsidiaries, Shenzhen 7 Days Baoda. As of December 31, 2010, 2011 and 2012, Zhuang Qineng and Zhuang Shishi, in aggregate, owned 35% of the equity interest in Shenzhen 7 Days Baoda.

Qise Tiandi (Beijing) Consulting Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing Four Seasons Hotel Management Co., Ltd.

Zhang Shuhong is the 35% noncontrolling interest shareholder of one of the Group's subsidiaries, Ningbo Yiju Business Hotel Management Co., Ltd.

Meng Huifen is the 20% noncontrolling interest shareholder of one of the Group's subsidiaries, Chengdu Four Seasons 7 Days Hotel Management Co., Ltd.

The Group repaid RMB636 of the borrowings from related parties during 2012. As of December 31, 2012, the balance represents debt borrowed from Meng Huifeng of RMB752 (US$121). It is unsecured and interest free and it is not expected to be repaid within 12 months.

(c)	During 2010 and 2011, the Group paid salary on behalf of Guangzhou Haoai Information Technology Co.,Ltd, ("Haoai"), a subsidiary of Guangzhou Chujian Culture Media Co., Ltd. ("Chujian",formerly named Guangzhou Dian Xing Culture Communication Co.,Ltd) which is controlled by Zheng Nanyan. All the payments made on behalf of Chujian were repaid in full in the current year. As of December 31, 2012, no advance was made to related parties.

(d)	Since 2011, the Group entered into an agreement with Chujian under which the Group is required to pay commission to Chujian when the hotel room night booking is made via internet platform hosted by Chujian. The related commission expense incurred during the year ended December 31, 2010, 2011 and 2012 amounted to nil, RMB1,373 and RMB3,597 (US$577) respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
15	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The Group leases real estate properties on which it develops and operates hotels under operating lease agreements. The terms of these leases range from 10 to 15 years. Future minimum lease payments under these noncancelable operating lease agreements as of December 31, 2012 are as follows:

Year ending December 31,	RMB	US$

2013	635,740	102,043
2014	772,065	123,925
2015	778,684	124,987
2016	770,586	123,687
2017	744,144	119,443
Thereafter	3,341,072	536,279
Total	7,042,291	1,130,364

(b)	Capital commitments

As of December 31, 2012, the Group had contractual capital commitments of RMB43,858 (US$7,040) for construction of leasehold improvements.

(c)	Legal proceedings

In 2011, the landlord of a managed hotel brought a lawsuit alleging that 7 Days Shenzhen Limited ceased the operation of the managed hotel unilaterally and requested compensation of RMB8,000 (US$1,271) in the PRC.

In 2012, the Group has rental contract disputes with landlords of two leased-and-operated hotels which total RMB12,559 (US$2,016) involved.

Based on the information currently available and the opinion from the Group's external legal counsel, management considers that no accrual is required to be made as of December 31, 2012 in respect of these lawsuits because the likelihood of an adverse outcome is not probable.

The Group is also involved in various other claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Group's consolidated financial position, results of operations, or liquidity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs which the Group is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include assessment of the Group's ability to continue as a going concern , the useful lives of property and equipment and intangible assets, salvage values of property and equipment, the recoverability of the carrying amount of property and equipment, goodwill and intangible assets, the determination of the fair value of share-based compensation awards, the accrual of the membership reward program costs, allowances for doubtful accounts, the realization of deferred tax assets and accrual of deferred revenue. These estimates are often based on judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. The Group is also subject to other risks and uncertainties that may cause actual results to differ from estimated amounts, such as competition, litigation, legislation and regulations in the hotel industry.

Foreign currency transactions and translation
(c)	Foreign currency transactions and translation

The Group's reporting currency is the Renminbi ("RMB"). The functional currency of the Company is the U.S. dollar, whereas the functional currency of the Company's subsidiaries and VIEs is the RMB. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving the RMB must take place either through the People's Bank of China (the "PBOC") or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at each balance sheet date. The resulting exchange differences are recorded in general and administrative expenses in the consolidated statements of comprehensive income.

Assets and liabilities of the Company are translated into RMB using the exchange rates at each balance sheet date. Revenues and expenses of the Company are translated at average rates prevailing during the reporting period. Gains and losses resulting from translation of the Company's financial statements into the RMB are recorded as a separate component of accumulated other comprehensive income within equity. Gains and losses on inter-company foreign currency transactions that are of a long-term investment nature are reported as other comprehensive income or loss in the same manner as translation adjustments.

For the convenience of the readers, the December 31, 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00=RMB6.2301, being the noon buying rate for U.S. dollars in the City of New York in effect on December 31, 2012 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2012 or at any other date.

Cash
(d)	Cash

Cash consists of cash held on hand and cash held in major financial institutions located in the PRC and Hong Kong Special Administrative Region ("Hong Kong"). As of December 31, 2011 and 2012, the amount of cash on hand and cash in bank was as follows:

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Cash on hand	7,084	4,960	796
Cash in bank
PRC	473,340	336,354	53,989
Hong Kong	12,832	37,495	6,018
Subtotal	486,172	373,849	60,007

Total	493,256	378,809	60,803

Pledged bank deposits
(e)	Pledged bank deposits

Pledged bank deposits represent amounts held by financial institutions, as security for issuance of bills to the Group's suppliers and the Group's legal proceeding against a third party, both which are not available for the Group's use. Upon maturity of the bills, which generally occur within 3 to 6 months after the issuance of the bills, the deposits are released by the financial institutions and become available for use by the Group. Bank deposits as of December 31, 2011 are pledged as security for the Group's legal claim against a third party, which are not available for the Group's use but are expected to be released within one year for use by the Group. Pledged bank deposits are reported within cash flows from operating activities in the consolidated statements of cash flows.

Accounts receivable
(f)	Accounts receivable

Accounts receivable primarily represent amounts due from banks relating to payments settled by customers' debit and credit cards. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of an account receivable balance, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There were no write-offs of accounts receivable nor has an allowance for doubtful accounts receivable been provided for any of the periods presented because management of the Group believes all accounts receivable are fully collectible. The Group does not have any off-balance-sheet credit exposure related to its customers.

Short-term investment
(g)	Short-term investment

In December 2011, the Group invested in a financial product offered by Industrial Bank Co., Ltd., which had a principal amount of RMB10,000 and a fixed maturity date of 3 months. The investment product has no guarantee on the return and an interest cap of 5.6% per annum. In March 2012, the investment was redeemed upon maturity at the principal amount plus interest equivalent to 5.6% per annum from the bank.

Long-lived assets
(h)	Long-lived assets

Property and equipment

Property and equipment are stated at cost. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets' estimated salvage value. Leasehold improvements are amortized over the shorter of the lease term or estimated useful lives.

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between the net book value and proceeds received thereon. Ordinary maintenance and repairs are charged to expenses as incurred. The estimated useful lives of the Group's property and equipment are as follows:

Leasehold improvements	4 - 15 years
Hotel fixtures and equipment	5 - 10 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or installation and is stated at cost. These costs include interior and exterior decorations, floor and wall coverings and an allocation of interest cost incurred. Construction in progress is transferred to leasehold improvements when the assets are ready for their intended use, at which time depreciation commences.

Intangible assets

Intangible assets consist of favorable lease contracts (note 2(o)) and a brand name which was acquired in business combinations.

The brand name is amortized on a straight-line basis over the estimated useful life of 5 years.

The Company has adopted the straight-line basis because the pattern of the economic benefit of these intangible assets cannot be reliably determined over their estimated useful lives.

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations, which are not individually identified and separately recognized.

Impairment of long-lived assets

Long-lived assets, including property and equipment and intangible assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Impairment of long-lived assets of RMB5,471, RMB13,060, and RMB11,500 (US$1,846) was recognized for the years ended December 31, 2010, 2011 and 2012 (see note 4).

Goodwill is reviewed for impairment at least annually. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. No impairment of goodwill was recognized for the year ended December 31, 2010, 2011 and 2012.

Land use right
(i)	Land use right

Land use right represents the exclusive right to occupy and use land in the PRC for a specific contractual term. Land use right is carried at cost and charged to general and administrative expenses on a straight-line basis over the term of the land use right of 40 years. The land use right was acquired during the year ended December 31, 2010 for the purpose of building a new headquarters for the Group.

Investment in an affiliate
(j)	Investment in an affiliate

Equity investments where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, is accounted for using the equity method of accounting. Under the equity method of accounting, the Group's share of the investee's results of operations is reported as equity in income (loss) of an affiliate in the consolidated statements of comprehensive income.

Bills payable
(k)	Bills payable

Bills payable represent bills issued by financial institutions to the Group's suppliers. The Group's suppliers receive payments from the financial institutions directly upon maturity of the bills and the Group is obliged to repay the face value of the bills plus a bank charge of approximately 0.05% of the face amount to the financial institutions.

Income taxes
(l)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carryforwards. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or laws is recognized in the consolidated statements of comprehensive income in the period that the change in tax rates or tax laws is enacted.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

Revenue recognition
(m)	Revenue recognition

Revenues of the Group represent room rentals, food and beverage sales, souvenir card sales, revenue from managed hotels, commission income and membership credit points sales. Revenues generated from room rentals are recognized as earned, which is the date the customer occupies a room and collectability is reasonably assured. Revenues from food and beverage sales and souvenir card sales are recognized at the time of sale, which is the point in time when the customer pays for and accepts the item. Revenues from managed hotels and commission income are recognized when the agreement has been signed, underlying goods or services have been delivered or performed and collectability of corresponding receivable is reasonably assured. Revenues from membership credit points sales are recognized upon usage of the respective credit points.

In April 2005, the Group established a life-time membership reward program. Membership is free of charge if registered through the internet. Prior to January 1, 2008, the Group charged a non-refundable one-time upfront membership fee from customers who purchased membership in the reward program at its hotels. The Group recognizes revenues from the membership fee over the expected term of the customer relationship of 10 years. Effective December 2010, any membership accounts which becomes inactive for a period in excess of 2 years will be automatically closed. Any remaining unrecognized portion of the membership fee relating to these or future closed accounts is recognized as revenue upon account close.

Revenues are recorded net of business tax and surcharges of RMB88,124, RMB124,560 and RMB152,171 (US$24,425) for the years ended December 31, 2010, 2011 and 2012, respectively.

Pre-operating expenses
(n)	Pre-operating expenses

Costs incurred prior to the commencement of operations of the Group's hotels are expensed as incurred. Pre-operating expenses included the following:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	70,011	59,071	55,536	8,914
Sales and marketing expenses	1,021	507	469	75
General and administrative expenses	4,362	3,316	6,290	1,010
Total pre-operating expenses	75,394	62,894	62,295	9,999

Operating leases
(o)	Operating leases

The Group leases properties for hotels and corporate office space under noncancelable operating leases. Minimum lease payments are expensed on a straight-line basis over the term of the lease, including any periods of free rent. For lease agreements that contain free rent or escalating payment terms, the Group recognizes accrued lease payments for the difference between the amount of expense recognized on a straight-line basis and the amount of minimum lease payments made. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligations at the end of the leases. For the year ended December 31, 2010, 2011 and 2012, sublease income of RMB9,868, RMB14,355 and RMB17,328 (US$2,781) were recognized and recorded as a reduction against the rental expense. The total of minimum rentals to be received in the future under noncancelable subleases amounted to RMB119,684 (US$19,211) as of December 31, 2012.

Favorable and unfavorable lease contracts, that are acquired in the purchases of hotels, are recorded in the balance sheet captions "Intangible assets" and "Unfavorable lease contract liability", and amortized on a straight-line basis over the remaining lease terms of 4-16 years and 9-16 years respectively.

In order to secure longer lease period of certain operating lease of properties, the Group makes advance payments to the lessors. Advance payments for future rent within 12 months are recorded as prepaid rent in the consolidated balance sheets and classified as current assets and amounted to RMB152,629 and RMB171,370 (US$27,507) as of December 31, 2011 and 2012, respectively. The amounts relating to rent due after 12 months are classified as non-current assets at the balance sheet dates and amounted to RMB73,419 and RMB71,088 (US$11,410) as of December 31, 2011 and 2012, respectively. The balance of the prepaid rent is reduced and charged to hotel operating costs over the lease term. The Group makes the prepayments without collateral for such payments. As a result, the Group's claims for such prepayments would rank only as an unsecured claim, which expose the Group to the credit risks of the lessors.

Accrued membership reward program costs
(p)	Accrued membership reward program costs

Under the Group's membership reward program, members enjoy discounts on room rates, receive priority in making hotel reservations, and accumulate membership credit points for their paid stays. When the credit points reach a specified level, members are eligible to redeem credit points earned for upgrades, free room nights or other gifts. The membership credit points expire after two years from the respective dates they are earned.

The estimated incremental costs to provide membership upgrades, free room nights and gifts for the credit points earned by members are recorded as accrued membership reward program costs with a corresponding charge to hotel operating costs in the consolidated statements of comprehensive income. The estimated incremental costs are recognized based on historical redemption rates. The liability for membership reward program is reduced upon the redemption or expiration of the credit points.

Refundable deposits
(q)	Refundable deposits

Refundable bank deposits represent amounts held by the Group in order to secure the managed hotel owners to perform their obligations stipulated in the hotel management agreements. Upon expiration of the agreement, deposits are released by the Group and refunded to the managed hotel owners.

Deferred rebate income
(r)	Deferred rebate income

The Group entered into a contract with a bank for American Depositary Receipt ("ADR") depository service of 10 years (the "service contract"). In order to secure the customer relationship, the bank provides rebates to the Group which is refundable to the extent of an early termination of the service contract by the Group. The Group recognizes revenue from the rebates over the contract term. For the years ended December 31, 2010, 2011 and 2012, the Group received rebates of RMB7,162, RMB860 and nil and recognized revenue of RMB716 , RMB643 and RMB936 (US$150) respectively.

Retirement and other postretirement benefits
(s)	Retirement and other postretirement benefits

Pursuant to relevant PRC regulations, the Company's PRC subsidiaries and VIEs are required to make contributions to various defined contribution plans organized by the PRC government. The contributions are made for each qualifying PRC employee at 12% on a standard salary base as determined by the PRC governmental authority. For the years ended December 31, 2010, 2011 and 2012, contributions to the defined contribution plans were RMB14,138, RMB16,879 and RMB23,907 (US$3,837), respectively.

The Group has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

Share-based payments
(t)	Share-based payments

The Group measures the costs of employee services received in exchange for an award of equity instruments based on the aggregate fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award (as measured based on the aggregate fair value of the equity instruments) is expensed on the grant date. For employee share options granted with graded vesting based only on a service condition, the Group treats each vesting tranche as a separate award with compensation cost for each award recognized over its vesting period.

When there is a modification of the terms and conditions of an award of equity instruments, the Company measures the pre-modification and post-modification fair value of the equity instruments as of the modification date and recognizes the incremental value as compensation cost over the remaining service period.

Earnings per share
(u)	Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to 7 Days Group Holdings Limited ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per ordinary share is calculated by dividing net income attributable to 7 Days Group Holdings Limited ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. For the periods presented, ordinary share equivalents consisted of the ordinary shares issuable upon the exercise of the ordinary share purchase warrants and share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of diluted earnings per share if the impact is anti-dilutive.

Commitments and contingencies
(v)	Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims that cover a wide range of matters, including, among others, fire prevention, environmental, public safety, health and sanitary regulations. In accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 450, Contingencies, an accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. The former investor of one subsidiary acquired by the Group was sued by a constructor for the repayment of unpaid construction fee and the interest incurred amount of RMB1,370 (US$220). In 2012, the court made the decision that the Group bears joint responsibility for the lawsuit. As of December 31, 2012, the Group accrued loss contingency of RMB1,370 (US$220).

Statutory reserves
(w)	Statutory reserves

Under the PRC rules and regulations, the Company's subsidiaries and VIEs incorporated in the PRC are required to transfer 10% of their net profit, as determined in accordance with the relevant PRC laws and regulations, to a statutory surplus reserve annually until the reserve balance reaches 50% of the respective subsidiaries' or VIEs' registered capital. The transfer to this reserve must be made before distribution of dividends to the shareholders can be made. The statutory surplus reserve can be used to make good previous years' losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance of the statutory surplus reserve after such issue is not less than 25% of the registered capital.

As of December 31, 2011 and 2012, the statutory surplus reserve recorded by the Company's subsidiaries and VIEs incorporated in the PRC amounted to RMB21,050 and RMB25,237 (US$4,051), respectively.

Segment reporting
(x)	Segment reporting

The Group's chief operating decision maker has been identified as its Chief Executive Officer. The Group has one operating segment, namely hotel operation. All of the Group's operations and customers are located in the PRC; consequently, no geographic information is presented.

Capitalized interest
(y)	Capitalized interest

The Company's policy is to capitalize interest cost incurred on debt during the construction of major projects exceeding one year. A reconciliation of total interest cost to "Interest Expense" as reported in the consolidated statements of comprehensive income for 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Interest cost capitalized	75	-	1,825	293
Interest cost charged to income	2,082	7,212	21,459	3,444
Total interest cost	2,157	7,212	23,284	3,737

Fair value measurements
(z)	Fair value measurements

The Group applies the provisions of FASB ASC Subtopic 820-10, Fair Value Measurements, or ASC Subtopic 820-10, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements. ASC Subtopic 820-10 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability.

ASC Subtopic 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Subtopic 820-10 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.
•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and 2012.

Variable Interest Entities
(aa)	Variable Interest Entities

During 2010, 2011 and 2012, the Group made investments in several entities in which it held 51% equity interest in each of the entities as of December 31, 2012. The remaining 49% equity interest in these entities is held by individuals (the 49% equityholders). These entities are established to open hotels to be operated as hotels to be acquired and then operated by the Group. The entities are VIEs because the total equity investment at risk (paid-in capital of RMB1.0 million) of each of these entities is not sufficient to finance their intended activities without additional subordinated financial support. The Group's variable interests in the VIEs include (1) subordinated debt provided by the Group to the VIEs to support construction and ongoing operation of the VIEs, which contractually could be only provided by the Group and no other parties; (2) a call option granted by each VIE to the Group, which allows the Group to acquire the hotels opened by the VIE within 180 days after the commencement of operation of the hotel; and (3) 51% equity interest in each VIE.

Since the Group is the sole subordinated debt holder, the exclusive hotel management service provider, the call option holder and the 51% equity holder, the Group has the power to direct the most significant activities of VIEs, such as hotel development and construction, ongoing hotel operation and sale of hotels.

The Group has the obligation to absorb losses from VIEs that could potentially be significant to the VIEs due to the subordinated debt issued by the Group to the VIEs without a pledge of the VIEs assets or guarantee provided by the VIEs. Under the terms of equity holders agreement, all undistributed cumulative earnings of the VIEs are attributed to the 49% equity holders. Accordingly the Group does not have rights to any profits earned by the VIEs. Losses are allocated to the equity holders and the Group on the basis of their relative equity interests ownership.

The Group has (i) the power to direct the activities of the VIEs that most significantly impact their economic performance; and (ii) the obligation to absorb losses from the VIEs that could potentially be significant to the VIEs. Therefore, the Group is considered to be the primary beneficiary of the VIEs and the financial statements of the VIEs are consolidated in the Company's consolidated financial statements.

On September 1, 2012, the Group acquired the remaining 49% equity interest of a VIE, namely 7 Days Full Season Hotel Investment Management (Beijing) Co., Ltd. ("Beijing Full Season"), from its individual Equity holders in exchange for a consideration of RMB600 in cash. Afterwards, the Group held 100% equity interest of Beijing Full Season. At the acquisition date, the Group recognized an increase in noncontrolling interests of RMB6,454 (US$1,036) and a decrease in additional paid-in capital of RMB7,054 (US$1,132). This acquisition transaction was accounted for as equity transactions in accordance with ASC topic 810. Any difference between the fair value of the consideration paid and the amount of noncontrolling interest is recognized in equity.

The assets and liabilities of the VIEs as of December 31, 2011 and 2012 and revenues and net loss for the years ended December 31, 2010, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	RMB	RMB
ASSETS

Current assets:
Cash	12,734	3,416
Accounts receivable	950	951
Other prepaid expenses and current assets	18,290	11,448
Hotel supplies	4,062	3,656
Total current assets	36,036	19,471

Property and equipment, net	114,088	170,459
Rental deposits	5,445	4,042
Total assets	155,569	193,972

LIABILITIES AND EQUITY

Current liabilities:
Accounts payable	48,297	36,516
Accrued expenses and other payables	5,834	4,756
Amount due to related parties (Note i)	17,529	43,615
Total current liabilities	71,660	84,887

Accrued lease payments	-	329
Long-term borrowings from related parties (Note i)	114,017	173,150
Total liabilities	185,677	258,366

Equity:

Paid-in capital	6,000	7,000
Additional paid-in capital	4,302	2,426
Accumulated deficit	(40,410)	(73,820)
Total equity	(30,108)	(64,394)

Total liabilities and equity	155,569	193,972

Notes:

(i)	Amounts due to related parties represent the amount paid by two subsidiaries of the Group, 7 Days Inn (Shenzhen) Co., Ltd. ("7 Days Shenzhen") and 7 Days Four Seasons Hotel (Guangzhou) Co., Ltd. ("7 Days Four Seasons") on behalf of the managed hotels of the VIEs relating to daily hotel supplies. Amount due to related parties and long-term borrowings from related parties are eliminated on consolidation.

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Revenues	-	22,005	109,375
Net loss	228	40,182	46,107

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash used in operating activities (Note ii)	(3,002)	(25,665)	14,694
Net cash used in investing activities (Note ii)	-	(78,616)	(115,209)
Net cash provided by financing activities (Note ii)	5,000	115,017	94,339

(ii)	Nil, RMB17,529 and RMB27,930 provided by operating activities for the years ended December 31, 2010, 2011 and 2012, nil, RMB21,120 and nil provided by investing activities for the years ended December 31, 2010, 2011 and 2012, and RMB3,900, RMB113,057 and RMB160,029 provided by financing activities for the years ended December 31, 2010, 2011 and 2012 are eliminated on consolidation..

All of the assets of the VIEs can be used only to settle obligations of the VIEs. None of the assets of VIEs has been pledged or collateralized. The creditors of the VIEs do not have recourse to the general credit of the Group.

Business combination
(ab)	Business combination

U.S. GAAP requires that business combinations be accounted for under the acquisition method. From January 1, 2009, the Group adopted ASC805 "Business Combinations". Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of the (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the entity acquired, the difference is recognized directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Cash
	December 31,
	2011	2012	2012
	RMB	RMB	US$

Cash on hand	7,084	4,960	796
Cash in bank
PRC	473,340	336,354	53,989
Hong Kong	12,832	37,495	6,018
Subtotal	486,172	373,849	60,007

Total	493,256	378,809	60,803

Schedule of Pre-operating Expenses

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	70,011	59,071	55,536	8,914
Sales and marketing expenses	1,021	507	469	75
General and administrative expenses	4,362	3,316	6,290	1,010
Total pre-operating expenses	75,394	62,894	62,295	9,999

Schedule of Capitalized Interest

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Interest cost capitalized	75	-	1,825	293
Interest cost charged to income	2,082	7,212	21,459	3,444
Total interest cost	2,157	7,212	23,284	3,737

Schedule of Variable Interest Entities

	December 31,
	2011	2012
	RMB	RMB
ASSETS

Current assets:
Cash	12,734	3,416
Accounts receivable	950	951
Other prepaid expenses and current assets	18,290	11,448
Hotel supplies	4,062	3,656
Total current assets	36,036	19,471

Property and equipment, net	114,088	170,459
Rental deposits	5,445	4,042
Total assets	155,569	193,972

LIABILITIES AND EQUITY

Current liabilities:
Accounts payable	48,297	36,516
Accrued expenses and other payables	5,834	4,756
Amount due to related parties (Note i)	17,529	43,615
Total current liabilities	71,660	84,887

Accrued lease payments	-	329
Long-term borrowings from related parties (Note i)	114,017	173,150
Total liabilities	185,677	258,366

Equity:

Paid-in capital	6,000	7,000
Additional paid-in capital	4,302	2,426
Accumulated deficit	(40,410)	(73,820)
Total equity	(30,108)	(64,394)

Total liabilities and equity	155,569	193,972

Notes:

(i)	Amounts due to related parties represent the amount paid by two subsidiaries of the Group, 7 Days Inn (Shenzhen) Co., Ltd. ("7 Days Shenzhen") and 7 Days Four Seasons Hotel (Guangzhou) Co., Ltd. ("7 Days Four Seasons") on behalf of the managed hotels of the VIEs relating to daily hotel supplies. Amount due to related parties and long-term borrowings from related parties are eliminated on consolidation.

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Revenues	-	22,005	109,375
Net loss	228	40,182	46,107

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash used in operating activities (Note ii)	(3,002)	(25,665)	14,694
Net cash used in investing activities (Note ii)	-	(78,616)	(115,209)
Net cash provided by financing activities (Note ii)	5,000	115,017	94,339

(ii)	Nil, RMB17,529 and RMB27,930 provided by operating activities for the years ended December 31, 2010, 2011 and 2012, nil, RMB21,120 and nil provided by investing activities for the years ended December 31, 2010, 2011 and 2012, and RMB3,900, RMB113,057 and RMB160,029 provided by financing activities for the years ended December 31, 2010, 2011 and 2012 are eliminated on consolidation..

OTHER PREPAID EXPENSES AND CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PREPAID EXPENSES AND CURRENT ASSETS [Abstract]
Schedule of Other Prepaid Expenses and Current Assets

		December 31,
		2011	2012	2012
		RMB	RMB	US$

Advances to employees		6,855	10,159	1,631
Prepaid advertising		3,581	5,555	892
Prepaid utilities and network expenses		15,105	17,719	2,844
Advances to managed hotels	Note (a)	11,965	16,152	2,593
Receivables from landlords (see Note 4)	Note (b)	6,728	6,728	1,080
Amounts due from option plan administrator	Note (c)	61	3,134	503
Prepayment for hotel supplies		6,834	6,648	1,067
Others		7,121	17,300	2,776

Total other prepaid expenses and current assets		58,250	83,395	13,386

Less: allowance for doubtful accounts	Note (b)	(5,700)	(5,700)	(915)

Other prepaid expenses and current assets, net		52,550	77,695	12,471

Notes:

(a)	Amounts represent primarily advances to managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects, and for expansion strategy.

(b)	Amounts represent compensation receivables due from the landlords for early termination of leases and from a legal claim in relation to the cancellation of equity transfer agreement to acquire a hotel. As of December 31, 2011 and 2012, the net balance included compensation receivables of RMB1.0 million and RMB1.0 million (US$0.16), respectively, for early termination of lease due to the demolition of the properties. In 2011, the Group recognized RMB5.7 million receivable in relation to a legal claim against a third party for a lawsuit according to the court decision. In 2011, the Group made a full allowance for the receivable from the legal claim.

(c)	Amounts represent receivables for issuance of share options, which were subsequently collected in cash before the financial statements are issued.

Schedule of Changes in Allowance for Doubtful Accounts

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at the beginning of the year	-	-	(5,700)	(915)
Additions charged to bad debt expense for the year	-	(5,700)	-	-
Balance at the end of the year	-	(5,700)	(5,700)	(915)

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Leasehold improvements	2,013,896	2,484,708	398,823
Hotel fixtures and equipment	305,844	401,193	64,396
Motor vehicles	550	550	88
Construction in progress	35,223	40,865	6,559
Total property and equipment	2,355,513	2,927,316	469,866
Less: Accumulated depreciation and amortization	(654,082)	(956,553)	(153,537)
Total property and equipment, net	1,701,431	1,970,763	316,329

Schedule of Property and Equipment, Depreciation

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	178,279	241,020	314,189	50,431
Sales and marketing expenses	37	38	31	5
General and administrative expenses	2,447	4,233	5,759	924
Total depreciation and amortization expense	180,763	245,291	319,979	51,360

INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY [Abstract]
Schedule of Intangible Assets

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Favorable lease contracts	24,924	24,924	4,001
Brand name	5,626	5,626	903
Total intangible assets	30,550	30,550	4,904
Less: Accumulated amortization	(124)	(4,329)	(695)
Total intangible assets, net	30,426	26,221	4,209

Unfavorable lease contract liability	December 31,
	2011	2012	2012
	RMB	RMB	US$

Unfavorable lease contracts	7,812	7,812	1,254
Less: Accumulated amortization	-	(676)	(109)
Unfavorable lease contract liability	7,812	7,136	1,145

Schedule of Future Amortization Expense

For the year ending December 31	Amortization for intangible assets	Amortization for unfavorable lease contracts	Net amortization
	RMB	RMB	RMB
2013	4,205	(676)	3,529
2014	4,205	(676)	3,529
2015	4,205	(676)	3,529
2016	3,716	(676)	3,040
2017	1,962	(676)	1,286
Thereafter	7,928	(3,756)	4,172
Total	26,221	(7,136)

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Schedule of Accrued Expenses and Other Payables

		December 31,
		2011	2012	2012
		RMB	RMB	US$

Accrued payroll and employee benefits		96,870	125,969	20,219
Advance payments received from customers	Note (a)	65,025	90,546	14,534
Advance payments received from managed hotels for procurement	Note (b)	138,312	137,124	22,010
Accrued rent		15,302	31,578	5,069
Accrued business and surcharges taxes		16,466	20,572	3,302
Accrued membership reward program costs		2,327	2,422	389
Advance receipt of hotel service fees	Note (c)	17,288	15,003	2,408
Payables for acquisition of hotel assets	Note (d)	47,574	57,977	9,306
Provision for contingency loss		-	1,370	220
Other		19,144	29,239	4,693
Total accrued expenses and other payables		418,308	511,800	82,150

Notes:

(a)	Amounts represent primarily advance payments from corporate customers.
(b)	Amounts represent primarily advance payments received from managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects.
(c)	Amounts represent primarily the advance payments of consultation fee from owners of managed hotels.
(d)	Amounts represent payables for acquired hotel assets, such as fixtures and equipment, etc.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income (Loss) Before Income Taxes

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Cayman Islands	2,150	7,698	4,653	747
PRC, excluding Hong Kong	151,949	140,507	221,543	35,560
Hong Kong	982	2,037	522	84
Total income before income taxes	155,081	150,242	226,718	36,391

Schedule of Income Tax Benefit (Expense)

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
PRC income tax
Current tax expense	(48,292)	(61,680)	(87,375)	(14,025)
Deferred tax benefit	12,459	25,421	19,835	3,184
Total income tax expense	(35,833)	(36,259)	(67,540)	(10,841)

Schedule of Reconciliation of Income Taxes

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Computed expected income tax expense	(38,770)	(37,560)	(56,680)	(9,098)
Non-PRC entities not subject to income tax	783	2,434	1,294	208
PRC preferential tax rate	1,129	223	-	-
Tax holiday (Note i)	1,229	4,693	2,189	351
PRC interest withholding tax	(937)	(1,383)	(1,079)	(173)
Non-deductible expenses
Staff costs	(1,787)	(3,420)	(5,411)	(869)
Entertainment expense	(494)	(2,141)	(2,691)	(432)
Interest expense	(305)	(863)	(1,354)	(217)
True-up for prior year tax provision	-	-	(1,588)	(255)
Penalties	(173)	(331)	(638)	(102)
Other	(284)	(1,493)	(2,841)	(456)
Change in valuation allowance	3,776	6,613	1,259	202
PRC dividend withholding tax	-	(3,031)	-	-
Actual income tax expense	(35,833)	(36,259)	(67,540)	(10,841)

Note:

(i)	The effect of tax holiday for the years ended December 31, 2010, 2011 and 2012 increased basic and diluted earnings per ordinary share by RMB0.01, RMB0.03 and RMB0.01, respectively.

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets:
- Accrued lease payments	13,250	13,095	2,102
- Pre-operating expenses	419	-	-
- Tax losses carryforwards	34,999	44,183	7,092
- Deferred revenue	193	-	-
- Accrued membership reward program costs	582	606	97
- Share-based compensation	14,414	21,038	3,377
- Accrued expenses	15,253	16,795	2,696
- Allowance for doubtful accounts	1,425	1,425	229
- Unfavorable lease contract liability	1,953	1,784	286
- Property and equipment	4,632	6,711	1,077
Total gross deferred tax assets	87,120	105,637	16,956
Less: valuation allowance	(12,628)	(11,369)	(1,825)
Net deferred tax assets	74,492	94,268	15,131
Deferred tax liabilities:
- PRC dividend withholding tax	(3,031)	(3,031)	(487)
- Property and equipment	(1,627)	(1,797)	(288)
- Intangible assets	(7,584)	(6,533)	(1,049)
- Others	(877)	(1,699)	(272)
Total deferred tax liabilities	(13,119)	(13,060)	(2,096)

Net deferred tax assets	61,373	81,208	13,035
Classification on consolidated balance sheets:
Deferred tax assets
- Current	19,842	26,222	4,209
- Non-current	46,096	62,513	10,034
Deferred tax liabilities
- Non-current	(4,565)	(7,527)	(1,208)

Schedule of Reconciliation of Unrecognized Tax Benefits

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at the beginning of the year	-	-	6,644	1,066
Increase related to prior year tax position	-	3,474	626	101
Increase related to current year tax position		3,170	1,344	216
Decrease related to prior year tax position	-	-	(3,147)	(505)
Balance at the end of the year	-	6,644	5,467	878

BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
BANK LOANS [Abstract]
Schedule of Bank Loans

	December 31,
	2011	2012	2012
	RMB	RMB	US$

Short-term bank loans	334,686	89,500	14,366
Long-term bank loans-current portion	-	40,515	6,503
Long-term bank loans	-	121,381	19,483
Total	334,686	251,396	40,352

Schedule of Interest Rates

	2011	2012	2012
Interest rate	RMB	RMB	US$

PBOC Benchmark Loan Interest Rates plus 5%	-	84,216	13,517
PBOC Benchmark Loan Interest Rates plus 10%	-	50,750	8,146
PBOC Benchmark Loan Interest Rates plus 17%	-	26,090	4,188
PBOC Benchmark Loan Interest Rates plus 20%	-	840	135
Total	-	161,896	25,986

Schedule of Repayments
	2011	2012	2012
Year ending December 31,	RMB	RMB	US$
2013		40,515	6,503
2014	-	87,959	14,118
2015	-	33,422	5,365
Total	-	161,896	25,986

REVENUES (Tables)	12 Months Ended
Dec. 31, 2012
REVENUES [Abstract]
Schedule of Revenues by Category

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Room rentals	1,345,457	1,752,107	2,172,804	348,759
Revenue from managed hotels	89,702	179,334	262,094	42,069
Food, beverage and others sales	31,013	35,073	45,428	7,291
Souvenir card sales	20,466	34,917	55,502	8,909
Others	12,271	1,947	21,357	3,428
Total revenues	1,498,909	2,003,378	2,557,185	410,456

HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2012
HOTEL OPERATING COSTS [Abstract]
Schedule of Hotel Operating Costs
	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Rent expense	444,731	571,351	707,692	113,592
Staff costs	233,169	317,374	406,623	65,267
Depreciation and amortization	178,279	241,020	314,189	50,431
Hotel supplies	63,888	97,452	135,112	21,687
Utilities	106,633	145,468	190,030	30,502
Laundry expense	35,663	51,967	70,523	11,320
Internet and telecommunication expense	23,109	30,206	41,604	6,678
Costs of souvenir, food and beverage	31,571	45,855	59,926	9,619
Other	65,884	92,567	107,809	17,304
Total hotel operating costs	1,182,927	1,593,260	2,033,508	326,400

SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENTS [Abstract]
Schedule of Stock Option Activity

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Outstanding as of December 31, 2009	2,961,175	US$	2.31
Granted	62,960	US$	4.08
Forfeited	(162,383)	US$	2.38
Exercise	(579,681)	US$	1.59

Outstanding as of December 31, 2010	2,282,071	US$	2.54

Granted	230,000	US$	3.79
Forfeited	(140,815)	US$	2.80
Exercise	(279,822)	US$	1.83

Outstanding as of December 31, 2011	2,091,434	US$	2.74

Granted	248,000	US$	2.86
Forfeited	(197,071)	US$	3.42
Exercise	(283,891)	US$	1.80

Outstanding as of December 31, 2012	1,858,472	US$	2.82	5.61 years	US$	2,235

Vested and expected to vest as of December 31, 2012	1,819,034	US$	2.81	5.59 years	US$	2,202

Exercisable as of December 31, 2012	1,415,917	US$	2.69	5.37 years	US$	1,890

Schedule of Fair Value Assumptions

	Awards granted	Awards granted	Awards granted
	in 2010	in 2011	in 2012

Expected volatility	42.37%-57.53%	43.55%-69.18%	53.27%
Expected dividend yield	0%	0%	0%
Weighted average risk-free interest rate	1.87%-2.43%	1.72%-2.82%	0.95%
Option life (in years)	6.83-10.00	7.00	7.00
Estimated fair value of underlying ordinary shares	28.42-42.69	35.92-48.49	20.23
Aggregate fair value of share options	13.00-21.50	21.40-22.92	10.26

Schedule of Share-Based Compensation Expense

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	1,234	1,721	265	43
Sales and marketing expenses	255	261	426	68
General and administrative expenses	4,505	21,943	1,639	263
Total share-based compensation	5,994	23,925	2,330	374

Schedule of Conditional Share Options Activity

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Outstanding as of December 31, 2009	347,300	US$	3.47

Granted in 2010	3,604,800	US$	3.77

Outstanding as of December 31, 2010	3,952,100	US$	3.74

Granted	1,165,600	US$	3.79
Forfeited	(171,871)	US$	3.76
Exercise	(4,500)	US$	3.79

Outstanding as of December 31, 2011	4,941,329	US$	3.75

Granted	2,226,600	US$	2.95
Forfeited	(514,651)	US$	3.71
Exercise	(17,327)	US$	3.71

Outstanding as of December 31, 2012	6,635,951	US$	3.49	5.63 years	US$	3,541

Vested and expected to vest as of December 31, 2012	6,149,336	US$	3.47	5.67 years	US$	3,375

Exercisable as of December 31, 2012	2,035,461	US$	3.75	5.14 years	US$	552

Schedule of Aggregate Fair Value of Conditional Share Options
	Awards granted	Awards granted	Awards granted
	in 2010	in 2011	in 2012
Aggregate fair value of share options	10.52-21.50	21.40-22.92	9.51-11.12

Schedule of Share-Based Compensation Expense for Conditional Share Options

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	785	830	1,457	234
Sales and marketing expenses	12	833	2,056	330
General and administrative expenses	8,726	17,895	21,284	3,416
Total share-based compensation	9,523	19,558	24,797	3,980

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Schedule of Financial Instruments

	December 31,
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value

Short-term bank loans	334,686	334,686	130,015	130,015
Borrowings from related parties	1,388	1,388	752	752
Short-term investment	10,000	10,083	-	-
Long-term bank loans	-	-	121,381	121,381

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Earnings (Losses) Per Share

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Numerator:
Net income attributable to 7 Days Group Holdings Limited ordinary shareholders	117,691	128,886	176,045	28,257

Denominator:
Weighted average number of ordinary shares	149,169,106	149,811,784	148,602,762	148,602,762
Plus dilutive effect of outstanding share options	1,164,647	1,661,282	542,624	542,624
Weighted average number of ordinary shares	150,333,753	151,473,066	149,145,386	149,145,386

Basic earnings per ordinary share	0.79	0.86	1.18	0.19

Diluted earnings per ordinary share	0.78	0.85	1.18	0.19

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Balances and Transactions

		Year ended December 31,
		2010	2011	2012	2012
		RMB	RMB	RMB	US$

Rent expense	Note (a)	5,131	5,131	5,131	824
Borrowings from related parties	Note (b)	3,222	-	-	-
Repayment of borrowings from related parties	Note (b)	2,338	2,891	636	102
Interest expense on borrowings	Note (b)	75	-	-	-
Advances made to related parties	Note (c)	1,242	447	-	-
Collection of advances made to related parties	Note (c)	1,242	447	-	-
Commission to related parties	Note (d)	-	1,373	3,597	577

The amounts due to the related parties are summarized as follows:

		December 31,
		2011	2012	2012
		RMB	RMB	US$
Amounts due to related parties ─ current
Guangzhou Chujian Culture Media Co.,Ltd	Note (d)	322	2,601	417
Other		11	-	-
Total amount due to related parties - current		333	2,601	417

Borrowings from related parties ─ non-current
Meng Huifen	Note (b)	1,388	752	121
Total borrowings from related parties - non- current		1,388	752	121

Notes:

(a)	The Group entered into operating lease agreements with certain noncontrolling interest shareholders of the Group's subsidiaries. The related rent expense incurred during the years ended December 31, 2010, 2011 and 2012 amounted to RMB5,131, RMB5,131 and RMB5,131 (US$824), respectively.

(b)	Borrowings from related parties in 2010 consisted of debt borrowed from the noncontrolling interest shareholders of the Group's subsidiaries by the respective subsidiaries. Details of the noncontrolling interest shareholders for such borrowings are listed out below:

Beijing Impression Hotel Management Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing 7 Days Impression Hotel Management Co., Ltd.

Zhuang Qineng and Zhuang Shishi are the noncontrolling interest shareholders of one of the Group's subsidiaries, Shenzhen 7 Days Baoda. As of December 31, 2010, 2011 and 2012, Zhuang Qineng and Zhuang Shishi, in aggregate, owned 35% of the equity interest in Shenzhen 7 Days Baoda.

Qise Tiandi (Beijing) Consulting Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing Four Seasons Hotel Management Co., Ltd.

Zhang Shuhong is the 35% noncontrolling interest shareholder of one of the Group's subsidiaries, Ningbo Yiju Business Hotel Management Co., Ltd.

Meng Huifen is the 20% noncontrolling interest shareholder of one of the Group's subsidiaries, Chengdu Four Seasons 7 Days Hotel Management Co., Ltd.

The Group repaid RMB636 of the borrowings from related parties during 2012. As of December 31, 2012, the balance represents debt borrowed from Meng Huifeng of RMB752 (US$121). It is unsecured and interest free and it is not expected to be repaid within 12 months.

(c)	During 2010 and 2011, the Group paid salary on behalf of Guangzhou Haoai Information Technology Co.,Ltd, ("Haoai"), a subsidiary of Guangzhou Chujian Culture Media Co., Ltd. ("Chujian",formerly named Guangzhou Dian Xing Culture Communication Co.,Ltd) which is controlled by Zheng Nanyan. All the payments made on behalf of Chujian were repaid in full in the current year. As of December 31, 2012, no advance was made to related parties.

(d)	Since 2011, the Group entered into an agreement with Chujian under which the Group is required to pay commission to Chujian when the hotel room night booking is made via internet platform hosted by Chujian. The related commission expense incurred during the year ended December 31, 2010, 2011 and 2012 amounted to nil, RMB1,373 and RMB3,597 (US$577) respectively.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments
Year ending December 31,	RMB	US$

2013	635,740	102,043
2014	772,065	123,925
2015	778,684	124,987
2016	770,586	123,687
2017	744,144	119,443
Thereafter	3,341,072	536,279
Total	7,042,291	1,130,364

PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION [Abstract]
Number of hotels	1,345	1,345
Number of cities in which hotels are located	208	208
Number of managed hotels	853	853
Agreement term, minimum	3 years	3 years
Agreement term, maximum	15 years	15 years
Working capital (deficit)	$ (40,225)	(250,603)	(241,056)
Short-term bank loans	20,869	130,015	334,686
Cash flow from operating activities	91,892	572,498	457,450	335,263
Cash flow from investing activities	(86,070)	(536,222)	(684,650)	(156,986)
Cash flow from financing activities	(24,036)	(149,748)	333,757	(122,178)
Net increase (decrease) in cash	(18,370)	(114,447)	104,461	47,425
Short-term bank loans, maximum borrowing capacity		660,000
Short-term bank loans, maximum borrowing capacity to be effective on January 29, 2013		200,000
Total debt	$ 40,352	251,396	334,686

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 01, 2012 USD ($)	Sep. 01, 2012 CNY	Dec. 20, 2011 CNY	May 01, 2011 CNY	Dec. 31, 2012 Favorable lease contracts [Member]	Dec. 31, 2012 Unfavorable lease contracts [Member]	Dec. 31, 2012 Brand name [Member]	Dec. 31, 2012 Land use right [Member]	Dec. 31, 2012 Customer relationship [Member]	Dec. 31, 2012 Leasehold improvements [Member] Minimum [Member]	Dec. 31, 2012 Leasehold improvements [Member] Maximum [Member]	Dec. 31, 2012 Hotel fixtures and equipment [Member] Minimum [Member]	Dec. 31, 2012 Hotel fixtures and equipment [Member] Maximum [Member]	Dec. 31, 2012 Motor vehicles [Member]
Foreign currency transactions and translation
Exchange rate	6.2301	6.2301
Short-term investment
Short-term investment, principal amount			10,000
Short-term investment, interest rate			560.00%
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life														4 years	15 years	5 years	10 years	5 years
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, estimated useful life											5 years	40 years	10 years
Impairment of long-lived assets	1,846	11,500	13,060	5,471
Bills payable
Bills payable, interest rate	0.05%	0.05%
Revenue recognition
Business tax and surcharges	24,425	152,171	124,560	88,124
Operating leases
Sublease income	2,781	17,328	14,355	9,868
Subleases, future minimum rentals	19,211	119,684
Lease Type [Line Items]
Lease term, minimum									4 years	9 years
Lease term, maximum									16 years	16 years
Prepaid rent	27,507	171,370	152,629
Prepaid rent	11,410	71,088	73,419
Deferred rebate income
Rebates received			860	7,162
Deferred rebate income	150	936	(217)	(6,446)
Retirement and other postretirement benefits
Contribution percentage	12.00%	12.00%
Contributions to defined contribution plan	3,837	23,907	16,879	14,138
Commitments and contingencies
Loss contingency	220	1,370
Statutory reserves
Statutory surplus reserve	4,051	25,237	21,050
Variable Interest Entities
Ownership percentage	51.00%	51.00%
Ownership percentage, equityholders	49.00%	49.00%
Paid-in capital		1,000
Consideration paid with cash					600		136,000	2,900
Percentage of ownership after transaction	100.00%	100.00%
Increase in non-controlling interests					1,036	6,454
Decrease in additional paid-in capital					$ (1,132)	(7,054)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cash) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Cash on hand [Member] USD ($)	Dec. 31, 2012 Cash on hand [Member] CNY	Dec. 31, 2011 Cash on hand [Member] CNY	Dec. 31, 2012 Cash in bank PRC [Member] USD ($)	Dec. 31, 2012 Cash in bank PRC [Member] CNY	Dec. 31, 2011 Cash in bank PRC [Member] CNY	Dec. 31, 2012 Cash in bank Hong Kong [Member] USD ($)	Dec. 31, 2012 Cash in bank Hong Kong [Member] CNY	Dec. 31, 2011 Cash in bank Hong Kong [Member] CNY	Dec. 31, 2012 Cash in bank [Member] USD ($)	Dec. 31, 2012 Cash in bank [Member] CNY	Dec. 31, 2011 Cash in bank [Member] CNY
Cash and Cash Equivalents [Line Items]
Cash (includes cash of VIEs of RMB12,734 and RMB3,416(US$548) as of December 31, 2011 and 2012, respectively)	$ 60,803	378,809	$ 79,173	493,256	388,795	341,370	$ 796	4,960	7,084	$ 53,989	336,354	473,340	$ 6,018	37,495	12,832	$ 60,007	373,849	486,172

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Pre-operating Expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Hotel operating costs [Member] USD ($)	Dec. 31, 2012 Hotel operating costs [Member] CNY	Dec. 31, 2011 Hotel operating costs [Member] CNY	Dec. 31, 2010 Hotel operating costs [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] CNY
Pre-operating expenses	$ 9,999	62,295	62,894	75,394	$ 8,914	55,536	59,071	70,011	$ 75	469	507	1,021	$ 1,010	6,290	3,316	4,362

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Capitalized Interest) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Interest cost capitalized	$ 293	1,825		75
Interest cost charged to income	3,444	21,459	7,212	2,082
Total interest cost	$ 3,737	23,284	7,212	2,157

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Variable Interest Entities) (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Variable Interest Entity [Member] CNY		Dec. 31, 2011 Variable Interest Entity [Member] CNY		Dec. 31, 2010 Variable Interest Entity [Member] CNY		Dec. 31, 2012 Variable Interest Entity [Member] USD ($)	Dec. 31, 2012 Variable Interest Entity [Member] Intersegment Elimination [Member] CNY	Dec. 31, 2011 Variable Interest Entity [Member] Intersegment Elimination [Member] CNY	Dec. 31, 2010 Variable Interest Entity [Member] Intersegment Elimination [Member] CNY
Current assets:
Cash (includes cash of VIEs of RMB12,734 and RMB3,416(US$548) as of December 31, 2011 and 2012, respectively)	$ 60,803	378,809	493,256	388,795	$ 79,173	341,370	3,416		12,734				$ 548
Accounts receivable (includes accounts receivable of VIEs of RMB950 and RMB951(US$153) as of December 31, 2011 and 2012, respectively)	2,731	17,015	7,881				951		950				153
Other prepaid expenses and current assets (includes other prepaid expenses and current assets of VIEs of RMB18,290 and RMB11,448(US$1,838) as of December 31, 2011 and 2012, respectively)	12,471	77,695	52,550				11,448		18,290				1,838
Hotel supplies (includes hotel supplies of VIEs of RMB4,062 and RMB3,656(US$587) as of December 31, 2011 and 2012, respectively)	9,083	56,591	47,371				3,656		4,062				587
Total current assets	117,357	731,145	803,381				19,471		36,036
Property and equipment, net (includes property and equipment of VIEs of RMB114,088 and RMB170,459(US$27,361) as of December 31, 2011 and 2012, respectively)	316,329	1,970,763	1,701,431				170,459		114,088				27,361
Rental deposits (includes rental deposits of VIEs of RMB5,445 and RMB4,042(US$649) as of December 31, 2011 and 2012, respectively)	14,578	90,824	69,861				4,042		5,445				649
Total assets	487,475	3,037,021	2,810,199				193,972		155,569
Current liabilities:
Accounts payable	48,192	300,240	249,592				36,516		48,297				5,861
Accrued expenses and other payables	82,150	511,800	418,308				4,756		5,834				763
Amount due to related parties	417	2,601	333				43,615	[1]	17,529	[1]
Total current liabilities	157,582	981,748	1,044,437				84,887		71,660
Accrued lease payments	41,167	256,472	206,113				329						53
Long-term borrowings from related parties	121	752	1,388				173,150	[1]	114,017	[1]
Total liabilities	224,541	1,398,910	1,294,215				258,366		185,677
Equity:
Paid-in capital 6,000							6,000		7,000
Additional paid-in capital	264,824	1,649,880	1,623,275				2,426		4,302
Accumulated deficit	(10,001)	(62,303)	(238,348)				(73,820)		(40,410)
Total equity	262,934	1,638,111	1,515,984	1,373,302		1,248,501	(64,394)		(30,108)
Total liabilities and equity	487,475	3,037,021	2,810,199				193,972		155,569
Revenues	410,456	2,557,185	2,003,378	1,498,909			109,375		22,005
Net income	25,550	159,178	113,983	119,248			(46,107)		(40,182)		(228)
Net cash used in operating activities	91,892	572,498	457,450	335,263			14,694	[2]	(25,665)	[2]	(3,002)	[2]		27,930	17,529
Net cash used in investing activities	(86,070)	(536,222)	(684,650)	(156,986)			(115,209)	[2]	(78,616)	[2]		[2]			21,120
Net cash provided by financing activities	$ (24,036)	(149,748)	333,757	(122,178)			94,339	[2]	115,017	[2]	5,000	[2]		160,029	113,057	3,900

[1]	Amounts due to related parties represent the amount paid by two subsidiaries of the Group, 7 Days Inn (Shenzhen) Co., Ltd. ("7 Days Shenzhen") and 7 Days Four Seasons Hotel (Guangzhou) Co., Ltd. ("7 Days Four Seasons") on behalf of the managed hotels of the VIEs relating to daily hotel supplies. Amount due to related parties and long-term borrowings from related parties are eliminated on consolidation.
[2]	Nil, RMB17,529 and RMB27,930 provided by operating activities for the years ended December 31, 2010, 2011 and 2012, nil, RMB21,120 and nil provided by investing activities for the years ended December 31, 2010, 2011 and 2012, and RMB3,900, RMB113,057 and RMB160,029 provided by financing activities for the years ended December 31, 2010, 2011 and 2012 are eliminated on consolidation..

OTHER PREPAID EXPENSES AND CURRENT ASSETS (Schedule of Other Prepaid Expenses and Current Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
OTHER PREPAID EXPENSES AND CURRENT ASSETS [Abstract]
Advance to employees	$ 1,631		10,159		6,855
Prepaid advertising	892		5,555		3,581
Prepaid utilities and network expenses	2,844		17,719		15,105
Advances to managed hotels	2,593	[1]	16,152	[1]	11,965	[1]
Receivables from landlords (see Note 4)	1,080	[2]	6,728	[2]	6,728	[2]
Amounts due from option plan administrator	503	[3]	3,134	[3]	61	[3]
Prepayment for hotel supplies	1,067		6,648		6,834
Others	2,776		17,300		7,121
Total other prepaid expenses and current assets	13,386		83,395		58,250
Less: allowance for doubtful accounts	(915)	[2]	(5,700)	[2]	(5,700)	[2]
Other prepaid expenses and current assets, net	12,471		77,695		52,550
Compensation receivables, early lease termination	16		1,000		1,000
Legal settlement receivable					5,700

[1]	Amounts represent primarily advances to managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects, and for expansion strategy.
[2]	Amounts represent compensation receivables due from the landlords for early termination of leases and from a legal claim in relation to the cancellation of equity transfer agreement to acquire a hotel. As of December 31, 2011 and 2012, the net balance included compensation receivables of RMB1.0 million and RMB1.0 million (US$0.16), respectively, for early termination of lease due to the demolition of the properties. In 2011, the Group recognized RMB5.7 million receivable in relation to a legal claim against a third party for a lawsuit according to the court decision. In 2011, the Group made a full allowance for the receivable from the legal claim.
[3]	Amounts represent receivables for issuance of share options, which were subsequently collected in cash before the financial statements are issued.

OTHER PREPAID EXPENSES AND CURRENT ASSETS (Schedule of Changes in Allowance for Doubtful Accounts) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
OTHER PREPAID EXPENSES AND CURRENT ASSETS [Abstract]
Balance at the beginning of the year	(5,700)			$ (915)	$ (915)
Additions charged to bad debt expense for the year		(5,700)
Balance at the end of the year	(5,700)	(5,700)		$ (915)	$ (915)

PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Leasehold improvements [Member] USD ($)	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2012 Hotel fixtures and equipment [Member] USD ($)	Dec. 31, 2012 Hotel fixtures and equipment [Member] CNY	Dec. 31, 2011 Hotel fixtures and equipment [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Construction in progress [Member] USD ($)	Dec. 31, 2012 Construction in progress [Member] CNY	Dec. 31, 2011 Construction in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 469,866	2,927,316	2,355,513	$ 398,823	2,484,708	2,013,896	$ 64,396	401,193	305,844	$ 88	550	550	$ 6,559	40,865	35,223
Less: Accumulated depreciation and amortization	(153,537)	(956,553)	(654,082)
Total property and equipment, net	$ 316,329	1,970,763	1,701,431

PROPERTY AND EQUIPMENT (Schedule of Property and Equipment, Depreciation) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Hotel operating costs [Member] USD ($)	Dec. 31, 2012 Hotel operating costs [Member] CNY	Dec. 31, 2011 Hotel operating costs [Member] CNY	Dec. 31, 2010 Hotel operating costs [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 51,360	319,979	245,291	180,763	$ 50,431	314,189	241,020	178,279	$ 5	31	38	37	$ 924	5,759	4,233	2,447

PROPERTY AND EQUIPMENT (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PROPERTY AND EQUIPMENT [Abstract]
Compensation receivables, early lease termination	$ 16	1,000	1,000
Impairment losses	(1,846)	(11,500)	(13,060)	(5,471)
Write-off of leasehold improvements			1,916	3,898
Lease termination, direct costs			8,717	205
Lease termination, compensation received			6,801

INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY (Schedule of Intangible Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Favorable lease contracts [Member] USD ($)	Dec. 31, 2012 Favorable lease contracts [Member] CNY	Dec. 31, 2011 Favorable lease contracts [Member] CNY	Dec. 31, 2012 Brand name [Member] USD ($)	Dec. 31, 2012 Brand name [Member] CNY	Dec. 31, 2011 Brand name [Member] CNY	Dec. 31, 2012 Unfavorable lease contracts [Member] USD ($)	Dec. 31, 2012 Unfavorable lease contracts [Member] CNY	Dec. 31, 2011 Unfavorable lease contracts [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 4,904	30,550	30,550	$ 4,001	24,924	24,924	$ 903	5,626	5,626	$ 1,254	7,812	7,812
Less: Accumulated amortization	(695)	(4,329)	(124)							(109)	(676)
Total intangible assets, net	$ 4,209	26,221	30,426							$ 1,145	7,136	7,812

INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY (Schedule of Future Amortization Expense) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Unfavorable Lease Contract [Member] USD ($)	Dec. 31, 2012 Unfavorable Lease Contract [Member] CNY	Dec. 31, 2011 Unfavorable Lease Contract [Member] CNY	Dec. 31, 2012 Net Amortization [Member] CNY	Dec. 31, 2011 Net Amortization [Member] CNY
Finite-Lived Intangible Assets [Line Items]
2013		4,205	4,205		676	(676)	3,529	3,529
2014		4,205	4,205		676	(676)	3,529	3,529
2015		4,205	4,205		676	(676)	3,529	3,529
2016		3,716	4,205		676	(676)	3,040	3,529
2017		1,962	3,716		676	(676)	1,286	3,040
Thereafter		7,928	9,890		3,756	(4,432)	4,172	5,458
Total intangible assets, net	$ 4,209	26,221	30,426	$ 1,145	7,136	7,812

ACCRUED EXPENSES AND OTHER PAYABLES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Accrued payroll and employee benefits	$ 20,219		125,969		96,870
Advance payments received from customers	14,534	[1]	90,546	[1]	65,025	[1]
Advance payments received from managed hotels for procurement	22,010	[2]	137,124	[2]	138,312	[2]
Accrued rent	5,069		31,578		15,302
Accrued business and surcharge taxes	3,302		20,572		16,466
Accrued membership reward program costs	389		2,422		2,327
Advance receipt of hotel service fees	2,408	[3]	15,003	[3]	17,288	[3]
Payables for acquisition of hotel assets	9,306	[4]	57,977	[4]	47,574	[4]
Provision for contingency loss	220		1,370
Other	4,693		29,239		19,144
Total accrued expenses and other payables	$ 82,150		511,800		418,308

[1]	Amounts represent primarily advance payments from corporate customers.
[2]	Amounts represent primarily advance payments received from managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects.
[3]	Amounts represent primarily the advance payments of consultation fee from owners of managed hotels.
[4]	Amounts represent payables for acquired hotel assets, such as fixtures and equipment, etc.

INCOME TAXES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 December 31, 2013 [Member] CNY	Dec. 31, 2012 December 31, 2014 [Member] CNY	Dec. 31, 2012 December 31, 2015 [Member] CNY	Dec. 31, 2012 December 31, 2016 [Member] CNY	Dec. 31, 2012 December 31, 2017 [Member] CNY	Dec. 31, 2012 7 Days Shenzhen [Member] USD ($)	Dec. 31, 2012 7 Days Shenzhen [Member] CNY
Income Tax Examination [Line Items]
Deferred tax liabilities			$ 487	3,031						$ 60,947	379,708
Net deferred tax assets	13,035	81,208		61,373						4,579	28,530
Operating loss carryforwards, subject to expiration	28,367	176,732			23,398	34,818	6,479	55,793	56,244
Decrease in valuation allowance	(202)	(1,259)		(4,377)
Increase in gross deferred tax assets	(2,236)		(9,895)
Gross tax loss carryforwards	6,208	38,684
Operating loss carryforwards	24,837	154,736
Unrecognized tax benefits that would impact effective tax rate	$ 878	5,467

INCOME TAXES (Schedule of Income (Loss) Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cayman Islands [Member] USD ($)	Dec. 31, 2012 Cayman Islands [Member] CNY	Dec. 31, 2011 Cayman Islands [Member] CNY	Dec. 31, 2010 Cayman Islands [Member] CNY	Dec. 31, 2012 PRC, excluding Hong Kong [Member] USD ($)	Dec. 31, 2012 PRC, excluding Hong Kong [Member] CNY	Dec. 31, 2011 PRC, excluding Hong Kong [Member] CNY	Dec. 31, 2010 PRC, excluding Hong Kong [Member] CNY	Dec. 31, 2012 Hong Kong [Member] USD ($)	Dec. 31, 2012 Hong Kong [Member] CNY	Dec. 31, 2011 Hong Kong [Member] CNY	Dec. 31, 2010 Hong Kong [Member] CNY
Income Tax Examination [Line Items]
Total income (loss) before income taxes	$ 36,391	226,718	150,242	155,081	$ 747	4,653	7,698	2,150	$ 35,560	221,543	140,507	151,949	$ 84	522	2,037	982

INCOME TAXES (Schedule of Income Tax Benefit (Expense)) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PRC income tax
Current tax expense	$ (14,025)	(87,375)	(61,680)	(48,292)
Deferred tax benefit	3,184	19,835	25,421	12,459
Total income tax benefit (expense)	$ (10,841)	(67,540)	(36,259)	(35,833)

INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Computed expected income tax expense	$ (9,098)		(56,680)		(37,560)		(38,770)
Non-PRC entities not subject to income tax	208		1,294		2,434		783
PRC preferential tax rate					223		1,129
Tax holiday	351	[1]	2,189	[1]	4,693	[1]	1,229	[1]
PRC interest withholding tax	(173)		(1,079)		(1,383)		(937)
Non-deductible expenses
Staff costs	(869)		(5,411)		(3,420)		(1,787)
Entertainment expense	(432)		(2,691)		(2,141)		(494)
Interest expense	(217)		(1,354)		(863)		(305)
True-up for prior year tax provision	(255)		(1,588)
Penalties	(102)		(638)		(331)		(173)
Other	(456)		(2,841)		(1,493)		(284)
Change in valuation allowance	202		1,259		6,613		3,776
PRC dividend withholding tax					(3,031)
Total income tax benefit (expense)	$ (10,841)		(67,540)		(36,259)		(35,833)
Tax holiday per share effect			0.01		0.03		0.01

[1]	The effect of tax holiday for the years ended December 31, 2010, 2011 and 2012 increased basic and diluted earnings per ordinary share by RMB0.01, RMB0.03 and RMB0.01, respectively.

INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets:
Accrued lease payments	$ 2,102	13,095	13,250
Pre-operating expenses			419
Tax losses carryforwards	7,092	44,183	34,999
Deferred revenue			193
Accrued membership reward program costs	97	606	582
Share-based compensation	3,377	21,038	14,414
Accrued expenses	2,696	16,795	15,253
Allowance for doubtful accounts	229	1,425	1,425
Unfavorable lease contract liability	286	1,784	1,953
Property and equipment	1,077	6,711	4,632
Total gross deferred tax assets	16,956	105,637	87,120
Less: valuation allowance	(1,825)	(11,369)	(12,628)
Net deferred tax assets	15,131	94,268	74,492
Deferred tax liabilities:
PRC dividend withholding tax	(487)	(3,031)	(3,031)
Property and equipment	(288)	(1,797)	(1,627)
Intangible assets	(1,049)	(6,533)	(7,584)
Others	(272)	(1,699)	(877)
Total deferred tax liabilities	(2,096)	(13,060)	(13,119)
Net deferred tax assets	13,035	81,208	61,373
Classification on consolidated balance sheets:
Deferred tax assets, Current	4,209	26,222	19,842
Deferred tax assets, Non-current	10,034	62,513	46,096
Deferred tax liabilities, Non-current	$ (1,208)	(7,527)	(4,565)

INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Balance at the beginning of the year	$ 1,066	6,644
Increase related to prior year tax position	101	626	3,474
Increase related to current year tax position	216	1,344	3,170
Decrease related to prior year tax position	(505)	(3,147)
Balance at the end of the year	$ 878	5,467	6,644

BANK LOANS (Schedule of Bank Loans) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
BANK LOANS [Abstract]
Short term bank loans	$ 14,366	89,500	334,686
Long-term bank loans- current portion	6,503	40,515
Long-term bank loans	19,483	121,381
Total	40,352	251,396	334,686
Long-term debt	$ 25,986	161,896
Short-term Debt [Line Items]
Interest rate				5.88%	7.32%

BANK LOANS (Schedule of Interest Rates) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 5% [Member] USD ($)	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 5% [Member] CNY	Dec. 31, 2011 PBOC Benchmark Loan Interest Rates plus 5% [Member] CNY	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 10% [Member] USD ($)	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 10% [Member] CNY	Dec. 31, 2011 PBOC Benchmark Loan Interest Rates plus 10% [Member] CNY	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 17% [Member] USD ($)	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 17% [Member] CNY	Dec. 31, 2011 PBOC Benchmark Loan Interest Rates plus 17% [Member] CNY	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 20% [Member] USD ($)	Dec. 31, 2012 PBOC Benchmark Loan Interest Rates plus 20% [Member] CNY	Dec. 31, 2011 PBOC Benchmark Loan Interest Rates plus 20% [Member] CNY
Debt Instrument [Line Items]
Long-term debt	$ 25,986	161,896		$ 13,517	84,216		$ 8,146	50,750		$ 4,188	26,090		$ 135	840
Long-term bank loans	$ 19,483	121,381
Interest rate over benchmark				5.00%	5.00%		10.00%	10.00%		17.00%	17.00%		20.00%	20.00%

BANK LOANS (Schedule of Repayments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
BANK LOANS [Abstract]
2013	$ 6,503	40,515
2014	14,118	87,959
2015	5,365	33,422
Total	$ 25,986	161,896

REVENUES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Room rentals [Member] USD ($)	Dec. 31, 2012 Room rentals [Member] CNY	Dec. 31, 2011 Room rentals [Member] CNY	Dec. 31, 2010 Room rentals [Member] CNY	Dec. 31, 2012 Revenue from managed hotels [Member] USD ($)	Dec. 31, 2012 Revenue from managed hotels [Member] CNY	Dec. 31, 2011 Revenue from managed hotels [Member] CNY	Dec. 31, 2010 Revenue from managed hotels [Member] CNY	Dec. 31, 2012 Food, beverage and others sales [Member] USD ($)	Dec. 31, 2012 Food, beverage and others sales [Member] CNY	Dec. 31, 2011 Food, beverage and others sales [Member] CNY	Dec. 31, 2010 Food, beverage and others sales [Member] CNY	Dec. 31, 2012 Souvenir card sales [Member] USD ($)	Dec. 31, 2012 Souvenir card sales [Member] CNY	Dec. 31, 2011 Souvenir card sales [Member] CNY	Dec. 31, 2010 Souvenir card sales [Member] CNY	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY
Principal Transaction Revenue [Line Items]
Revenues	$ 410,456	2,557,185	2,003,378	1,498,909	$ 348,759	2,172,804	1,752,107	1,345,457	$ 42,069	262,094	179,334	89,702	$ 7,291	45,428	35,073	31,013	$ 8,909	55,502	34,917	20,466	$ 3,428	21,357	1,947	12,271

HOTEL OPERATING COSTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
HOTEL OPERATING COSTS [Abstract]
Rent expense	$ 113,592	707,692	571,351	444,731
Staff costs	65,267	406,623	317,374	233,169
Depreciation and amortization	50,431	314,189	241,020	178,279
Hotel supplies	21,687	135,112	97,452	63,888
Utilities	30,502	190,030	145,468	106,633
Laundry expense	11,320	70,523	51,967	35,663
Internet and telecommunication expense	6,678	41,604	30,206	23,109
Costs of souvenir, food and beverage	9,619	59,926	45,855	31,571
Other	17,304	107,809	92,567	65,884
Total hotel operating costs	$ 326,400	2,033,508	1,593,260	1,182,927

SHARE-BASED PAYMENTS (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended		12 Months Ended						24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	1 Months Ended		12 Months Ended						24 Months Ended	12 Months Ended			24 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 Minimum [Member] CNY	Dec. 31, 2010 Minimum [Member] CNY	Dec. 31, 2011 Maximum [Member] CNY	Dec. 31, 2010 Maximum [Member] CNY	Dec. 20, 2011 Employee Share Options [Member] USD ($)	Dec. 20, 2011 Employee Share Options [Member] CNY	Dec. 31, 2012 Employee Share Options [Member] USD ($)	Dec. 31, 2012 Employee Share Options [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] USD ($)	Dec. 31, 2011 Employee Share Options [Member] CNY	Dec. 31, 2010 Employee Share Options [Member] USD ($)	Dec. 31, 2010 Employee Share Options [Member] CNY	Dec. 31, 2011 Employee Share Options [Member]	Dec. 31, 2011 Employee Share Options [Member] Minimum [Member] CNY	Dec. 31, 2010 Employee Share Options [Member] Minimum [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] Minimum [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] Maximum [Member] CNY	Dec. 31, 2010 Employee Share Options [Member] Maximum [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] Maximum [Member] CNY	Dec. 20, 2011 Conditional Share Options [Member] USD ($)	Dec. 20, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2012 Conditional Share Options [Member] USD ($)	Dec. 31, 2012 Conditional Share Options [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] USD ($)	Dec. 31, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2010 Conditional Share Options [Member] USD ($)	Dec. 31, 2010 Conditional Share Options [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member]	Dec. 31, 2012 Conditional Share Options [Member] Minimum [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] Minimum [Member] CNY	Dec. 31, 2010 Conditional Share Options [Member] Minimum [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] Minimum [Member] CNY	Dec. 31, 2012 Conditional Share Options [Member] Maximum [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] Maximum [Member] CNY	Dec. 31, 2010 Conditional Share Options [Member] Maximum [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] Maximum [Member] CNY
SHARE-BASED PAYMENTS [Abstract]
Number of shares authorized	14,630,327
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted								248,000	248,000	230,000	230,000	62,960	62,960	242,960									2,226,600	2,226,600	1,165,600	1,165,600	3,604,800	3,604,800	4,370,400
Contractual term								7 years	7 years	7 years	7 years					7 years			10 years				7 years	7 years	7 years	7 years						6 years 9 months 18 days				10 years
Exercise price							3.79		2.86		3.79		4.08		5.79	4.16	4.7	7.25	4.7	7.25		3.79		2.95		3.79		3.77		2.86	5.79	3.58	4.7	2.99	7.25	6.26	7.25
Grant-date fair value								$ 400	2,545	$ 774	4,997	$ 137	928										$ 3,522	22,428	$ 3,921	25,325	$ 10,835	72,146
Options expected to vest						239,720	239,720	1,819,034	1,819,034												3,569,200	3,569,200	6,149,336	6,149,336
Incremental compensation cost						43	268														766	4,822
Incremental compensation cost, amount recognized immediately						7	43														123	776
Vesting percentage, first								25.00%	25.00%														25.00%	25.00%
Vesting percentage, second								75.00%	75.00%														75.00%	75.00%
Vesting period								3 years	3 years														3 years	3 years
Aggregate fair value of share options	10.26	21.4	13	22.92	21.5				1.61		3.37		2.18											1.58		3.37		3.01		9.51	21.4	10.52		11.12	22.92	21.5
Options exercised, intrinsic value								629	3,920		8,997		25,503
Unrecognized compensation costs								$ 380	2,365														$ 4,231	26,358
Unrecognized compensation costs, recognition period								9 months 7 days	9 months 7 days														2 years 4 months 28 days	2 years 4 months 28 days
Contingent vesting, performance criteria measurement period																														10 months				12 months

SHARE-BASED PAYMENTS (Schedule of Stock Option Activity) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			24 Months Ended	1 Months Ended	12 Months Ended			24 Months Ended
	Dec. 20, 2011 Employee Share Options [Member] CNY	Dec. 31, 2012 Employee Share Options [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] CNY	Dec. 31, 2010 Employee Share Options [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] CNY	Dec. 20, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2012 Conditional Share Options [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2010 Conditional Share Options [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2012 Conditional Share Options [Member] AED
Number of options
Outstanding at beginning of period		2,091,434	2,282,071	2,961,175	2,961,175		4,941,329	3,952,100	347,300	347,300	6,635,951
Granted		248,000	230,000	62,960	242,960		2,226,600	1,165,600	3,604,800	4,370,400
Forfeited		(197,071)	(140,815)	(162,383)			(514,651)	(171,871)
Exercise		(283,891)	(279,822)	(579,681)			(17,327)	(4,500)
Outstanding at end of period		1,858,472	2,091,434	2,282,071	2,091,434			4,941,329	3,952,100	4,941,329	6,635,951
Vested and expected to vest as of December 31, 2012	239,720	1,819,034				3,569,200					6,149,336
Exercisable as of December 31, 2012		1,415,917									2,035,461
Weighted average exercise price
Outstanding at beginning of period		2.74	2.54	2.31	2.31		3.75	3.74	3.47	3.47
Granted	3.79	2.86	3.79	4.08		3.79	2.95	3.79	3.77
Forfeited		3.42	2.8	2.38			3.71	3.76
Exercise		1.8	1.83	1.59			3.71	3.79
Outstanding at end of period		2.82	2.74	2.54	2.74		3.49	3.75	3.74	3.75
Vested and expected to vest as of December 31, 2012		2.81					3.47
Exercisable as of December 31, 2012		2.69					3.75
Weighted average remaining contractual term
Outstanding as of December 31, 2012		5 years 7 months 10 days					5 years 7 months 17 days
Vested and expected to vest as of December 31, 2012		5 years 7 months 2 days					5 years 8 months 1 day
Exercisable as of December 31, 2012		5 years 4 months 13 days					5 years 1 month 21 days
Aggregate intrinsic value
Outstanding as of December 31, 2012		2,235									3,541
Vested and expected to vest as of December 31, 2012		2,202									3,375
Exercisable as of December 31, 2012		1,890					552

SHARE-BASED PAYMENTS (Schedule of Fair Value Assumptions) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	53.27%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average risk-free interest rate	0.95%
Option life	7 years	7 years
Estimated fair value of underlying ordinary shares	20.23
Aggregate fair value of share options	10.26
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		43.55%	42.37%
Weighted average risk-free interest rate		1.72%	1.87%
Option life			6 years 9 months 29 days
Estimated fair value of underlying ordinary shares		35.92	28.42
Aggregate fair value of share options		21.4	13
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		69.18%	57.53%
Weighted average risk-free interest rate		2.82%	2.43%
Option life			10 years
Estimated fair value of underlying ordinary shares		48.49	42.69
Aggregate fair value of share options		22.92	21.5

SHARE-BASED PAYMENTS (Schedule of Share-Based Compensation Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Employee Share Options [Member] USD ($)	Dec. 31, 2012 Employee Share Options [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] CNY	Dec. 31, 2010 Employee Share Options [Member] CNY	Dec. 31, 2012 Conditional Share Options [Member] USD ($)	Dec. 31, 2012 Conditional Share Options [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2010 Conditional Share Options [Member] CNY	Dec. 31, 2012 Hotel operating costs [Member] Employee Share Options [Member] USD ($)	Dec. 31, 2012 Hotel operating costs [Member] Employee Share Options [Member] CNY	Dec. 31, 2011 Hotel operating costs [Member] Employee Share Options [Member] CNY	Dec. 31, 2010 Hotel operating costs [Member] Employee Share Options [Member] CNY	Dec. 31, 2012 Hotel operating costs [Member] Conditional Share Options [Member] USD ($)	Dec. 31, 2012 Hotel operating costs [Member] Conditional Share Options [Member] CNY	Dec. 31, 2011 Hotel operating costs [Member] Conditional Share Options [Member] CNY	Dec. 31, 2010 Hotel operating costs [Member] Conditional Share Options [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] Employee Share Options [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] Conditional Share Options [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] Conditional Share Options [Member] CNY	Dec. 31, 2011 Sales and marketing expenses [Member] Conditional Share Options [Member] CNY	Dec. 31, 2010 Sales and marketing expenses [Member] Conditional Share Options [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] Employee Share Options [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] Employee Share Options [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] Conditional Share Options [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] Conditional Share Options [Member] CNY	Dec. 31, 2011 General and administrative expenses [Member] Conditional Share Options [Member] CNY	Dec. 31, 2010 General and administrative expenses [Member] Conditional Share Options [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 374	2,330	23,925	5,994	$ 3,980	24,797	19,558	9,523	$ 43	265	1,721	1,234	$ 234	1,457	830	785	$ 68	426	261	255	$ 330	2,056	833	12	$ 263	1,639	21,943	4,505	$ 3,416	21,284	17,895	8,726

SHARE-BASED PAYMENTS (Schedule of Aggregate Fair Value of Conditional Share Options) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options	10.26
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options		21.4	13
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options		22.92	21.5
Conditional Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options	1.58	3.37	3.01
Conditional Share Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options	9.51	21.4	10.52
Conditional Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share options	11.12	22.92	21.5

FINANCIAL INSTRUMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Carrying amount
Short-term bank loans	$ 20,869	130,015	334,686
Borrowings from related parties	121	752	1,388
Short-term investment			10,000
Long-term bank loans	19,483	121,381
Fair value
Short-term bank loans		130,015	334,686
Borrowings from related parties		752	1,388
Short-term investment			10,083
Long-term bank loans		121,381

EARNINGS PER SHARE (Schedule of Earnings (Losses) Per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income attributable to 7 Days Group Holdings Limited ordinary shareholders	$ 28,257	176,045	128,886	117,691
Denominator:
Weighted average number of ordinary shares	148,602,762	148,602,762	149,811,784	149,169,106
Plus dilutive effect of outstanding share options	542,624	542,624	1,661,282	1,164,647
Weighted average number of ordinary shares	149,145,386	149,145,386	151,473,066	150,333,753
Basic earnings per ordinary share	$ 190	1,180	0.86	0.79
Diluted earnings per ordinary share	$ 190	1,180	0.85	0.78

EARNINGS PER SHARE (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Share Options [Member]	Dec. 31, 2011 Share Options [Member]	Dec. 31, 2010 Share Options [Member]
EARNINGS PER SHARE [Abstract]
Net income (loss) attributable to 7 Days Group Holdings Limited ordinary shareholders	$ 28,257	176,045	128,886	117,691
Potentially dilutive securities	2,251,938	2,251,938	7,331,267	2,566,411
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities					5,511,651		3,667,760

RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances and Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Guangzhou Haoai Information Technology Co., Ltd [Member] USD ($)		Dec. 31, 2012 Guangzhou Haoai Information Technology Co., Ltd [Member] CNY		Dec. 31, 2011 Guangzhou Haoai Information Technology Co., Ltd [Member] CNY		Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2012 Meng Huifen [Member] USD ($)		Dec. 31, 2012 Meng Huifen [Member] CNY		Dec. 31, 2011 Meng Huifen [Member] CNY
RELATED PARTY TRANSACTIONS [Abstract]
Rent expense	$ 824	[1]	5,131	[1]	5,131	[1]	5,131	[1]
Borrowings from related parties		[2]		[2]		[2]	3,222	[2]
Repayment of borrowings from related parties	102	[2]	636	[2]	2,891	[2]	2,338	[2]
Interest expense on borrowings		[2]		[2]		[2]	75	[2]
Advances made to related parties		[3]		[3]	(447)	[3]	(1,242)	[3]
Collection of advances made to related parties		[3]		[3]	(447)	[3]	(1,242)	[3]
Commission to related parties	577	[4]	3,597	[4]	1,373	[4]		[4]
Related Party Transaction [Line Items]
Amount due to related parties	417		2,601		333				417	[4]	2,601	[4]	322	[4]		11
Borrowings from related parties	$ 121		752		1,388												$ 121	[2]	752	[2]	1,388	[2]

[1]	The Group entered into operating lease agreements with certain noncontrolling interest shareholders of the Group's subsidiaries. The related rent expense incurred during the years ended December 31, 2010, 2011 and 2012 amounted to RMB5,131, RMB5,131 and RMB5,131 (US$824), respectively.
[2]	Borrowings from related parties in 2010 consisted of debt borrowed from the noncontrolling interest shareholders of the Group's subsidiaries by the respective subsidiaries. Details of the noncontrolling interest shareholders for such borrowings are listed out below: Beijing Impression Hotel Management Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing 7 Days Impression Hotel Management Co., Ltd. Zhuang Qineng and Zhuang Shishi are the noncontrolling interest shareholders of one of the Group's subsidiaries, Shenzhen 7 Days Baoda. As of December 31, 2010, 2011 and 2012, Zhuang Qineng and Zhuang Shishi, in aggregate, owned 35% of the equity interest in Shenzhen 7 Days Baoda. Qise Tiandi (Beijing) Consulting Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing Four Seasons Hotel Management Co., Ltd. Zhang Shuhong is the 35% noncontrolling interest shareholder of one of the Group's subsidiaries, Ningbo Yiju Business Hotel Management Co., Ltd. Meng Huifen is the 20% noncontrolling interest shareholder of one of the Group's subsidiaries, Chengdu Four Seasons 7 Days Hotel Management Co., Ltd. The Group repaid RMB636 of the borrowings from related parties during 2012. As of December 31, 2012, the balance represents debt borrowed from Meng Huifeng of RMB752 (US$121). It is unsecured and interest free and it is not expected to be repaid within 12 months.
[3]	During 2010 and 2011, the Group paid salary on behalf of Guangzhou Haoai Information Technology Co.,Ltd, ("Haoai"), a subsidiary of Guangzhou Chujian Culture Media Co., Ltd. ("Chujian",formerly named Guangzhou Dian Xing Culture Communication Co.,Ltd) which is controlled by Zheng Nanyan. All the payments made on behalf of Chujian were repaid in full in the current year. As of December 31, 2012, no advance was made to related parties.
[4]	Since 2011, the Group entered into an agreement with Chujian under which the Group is required to pay commission to Chujian when the hotel room night booking is made via internet platform hosted by Chujian. The related commission expense incurred during the year ended December 31, 2010, 2011 and 2012 amounted to nil, RMB1,373 and RMB3,597 (US$577) respectively.

RELATED PARTY TRANSACTIONS (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Beijing Impression Hotel Management Co., Ltd. [Member]	Dec. 31, 2012 Zhuang Qineng and Zhuang Shishi [Member]	Dec. 31, 2011 Zhuang Qineng and Zhuang Shishi [Member]	Dec. 31, 2010 Zhuang Qineng and Zhuang Shishi [Member]	Dec. 31, 2012 Qise Tiandi (Beijing) Consulting Co., Ltd. [Member]	Dec. 31, 2012 Zhang Shuhong [Member]	Dec. 31, 2012 Meng Huifen [Member] USD ($)		Dec. 31, 2012 Meng Huifen [Member] CNY		Dec. 31, 2011 Meng Huifen [Member] CNY
RELATED PARTY TRANSACTIONS [Abstract]
Rent expense	$ 824	[1]	5,131	[1]	5,131	[1]	5,131	[1]
Repayment of borrowings from related parties	102	[2]	636	[2]	2,891	[2]	2,338	[2]
Commission to related parties	577	[3]	3,597	[3]	1,373	[3]		[3]
Related Party Transaction [Line Items]
Ownership percentage									30.00%	35.00%	35.00%	35.00%	30.00%	35.00%	20.00%		20.00%
Borrowings from related parties	$ 121		752		1,388										$ 121	[2]	752	[2]	1,388	[2]

[1]	The Group entered into operating lease agreements with certain noncontrolling interest shareholders of the Group's subsidiaries. The related rent expense incurred during the years ended December 31, 2010, 2011 and 2012 amounted to RMB5,131, RMB5,131 and RMB5,131 (US$824), respectively.
[2]	Borrowings from related parties in 2010 consisted of debt borrowed from the noncontrolling interest shareholders of the Group's subsidiaries by the respective subsidiaries. Details of the noncontrolling interest shareholders for such borrowings are listed out below: Beijing Impression Hotel Management Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing 7 Days Impression Hotel Management Co., Ltd. Zhuang Qineng and Zhuang Shishi are the noncontrolling interest shareholders of one of the Group's subsidiaries, Shenzhen 7 Days Baoda. As of December 31, 2010, 2011 and 2012, Zhuang Qineng and Zhuang Shishi, in aggregate, owned 35% of the equity interest in Shenzhen 7 Days Baoda. Qise Tiandi (Beijing) Consulting Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group's subsidiaries, Beijing Four Seasons Hotel Management Co., Ltd. Zhang Shuhong is the 35% noncontrolling interest shareholder of one of the Group's subsidiaries, Ningbo Yiju Business Hotel Management Co., Ltd. Meng Huifen is the 20% noncontrolling interest shareholder of one of the Group's subsidiaries, Chengdu Four Seasons 7 Days Hotel Management Co., Ltd. The Group repaid RMB636 of the borrowings from related parties during 2012. As of December 31, 2012, the balance represents debt borrowed from Meng Huifeng of RMB752 (US$121). It is unsecured and interest free and it is not expected to be repaid within 12 months.
[3]	Since 2011, the Group entered into an agreement with Chujian under which the Group is required to pay commission to Chujian when the hotel room night booking is made via internet platform hosted by Chujian. The related commission expense incurred during the year ended December 31, 2010, 2011 and 2012 amounted to nil, RMB1,373 and RMB3,597 (US$577) respectively.

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
COMMITMENTS AND CONTINGENCIES [Abstract]
Lease term, minimum	10 years	10 years
Lease term, maximum	15 years	15 years
Contracted capital commitments	$ 7,040	43,858
Amount of claim filed against the company			1,271	8,000
Rental contract disputes	$ 2,016	12,559

COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 102,043	635,740
2014	123,925	772,065
2015	124,987	778,684
2016	123,687	770,586
2017	119,443	744,144
Thereafter	536,279	3,341,072
Total	$ 1,130,364	7,042,291